                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:         811-03696

Exact name of registrant as specified
in charter:                                 Reserve Tax Exempt Trust

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Charles Bentz
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5720

Date of fiscal year end:                    May 31, 2004

Date of reporting period:                   November 30, 2003

Item 1 -- Reports to Stockholders

[THE RESERVE FUNDS(R) LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE
INFORMATION
800-637-1700 / / www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/SEMI-ANNUAL 11/03

                          [THE RESERVE FUNDS(R) LOGO]

                                 SEMI-ANNUAL REPORT

  RESERVE NEW YORK TAX-EXEMPT TRUST
   NEW YORK TAX-EXEMPT FUND

  RESERVE TAX-EXEMPT TRUST
   CALIFORNIA TAX-EXEMPT FUND
   CONNECTICUT TAX-EXEMPT FUND
   FLORIDA TAX-EXEMPT FUND
   MASSACHUSETTS TAX-EXEMPT FUND
   MICHIGAN TAX-EXEMPT FUND
   NEW JERSEY TAX-EXEMPT FUND
   OHIO TAX-EXEMPT FUND
   PENNSYLVANIA TAX-EXEMPT FUND
   VIRGINIA TAX-EXEMPT FUND

  RESERVE MUNICIPAL MONEY-MARKET TRUST
   LOUISIANA MUNICIPAL MONEY-MARKET FUND
   MINNESOTA MUNICIPAL MONEY-MARKET FUND

                                 NOVEMBER 30, 2003

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.8%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$ 3,700,000  Cattaraugus County IDA for YMCA, 1.20%, 9/1/28(a).......  $       3,700,000
  3,320,000  Chemung County IDA for Civic Arnot Ogden Medical Center,
             1.10%, 3/1/19(a) .......................................          3,320,000
  2,785,000  Franklin County IDA for Civic Trudeau Institute Inc.
             Project, 1.10%, 12/1/20(a) .............................          2,785,000
  1,000,000  Glens Falls IDA, 1.18%, 8/1/05(a).......................          1,000,000
  2,000,000  Jay Street Development Corp., Series A1, 1.10%,
             5/1/22(a)...............................................          2,000,000
  4,300,000  Jay Street Development Corp., Series A3, 1.08%,
             5/1/21(a)...............................................          4,300,000
  5,000,000  Long Island Power Authority, Series 2A, 1.10%,
             5/1/33(a)...............................................          5,000,000
  1,500,000  Monroe County for St. Anns Home, 1.07%, 7/1/30(a).......          1,500,000
  7,400,000  New York City Cultural Resources for Alvin Ailey Dance
             Foundation, 1.05%, 7/1/33(a) ...........................          7,400,000
  7,000,000  New York City GO, Series A2, 1.10%, 8/1/31(a)...........          7,000,000
  1,300,000  New York City GO, Series A4, 1.03%, 8/1/22(a)...........          1,300,000
  2,200,000  New York City GO, Series A4, 1.03%, 8/1/23(a)...........          2,200,000
  7,850,000  New York City GO, Series A4, 1.00%, 8/1/21(a)...........          7,850,000
  6,215,000  New York City GO, Series A5, 1.00%, 8/1/15(a)...........          6,215,000
  2,285,000  New York City GO, Series A5, 1.00%, 8/1/16(a)...........          2,285,000
  7,000,000  New York City GO, Series A5, 1.15%, 8/1/31(a)...........          7,000,000
  7,950,000  New York City GO, Series A8, 1.10%, 11/1/23(a)..........          7,950,000
  3,045,000  New York City GO, Series B8, 1.10%, 8/15/24(a)..........          3,045,000
  5,000,000  New York City GO, Series C4, 1.10%, 8/1/20(a)...........          5,000,000
    600,000  New York City GO, Series E3, 1.02%, 8/1/23(a)...........            600,000
  8,500,000  New York City GO, Series E4, 1.02%, 8/1/21(a)...........          8,500,000
  2,000,000  New York City GO, Series F4, 1.10%, 2/15/20(a)..........          2,000,000
  3,350,000  New York City GO, Series F5, 1.10%, 2/15/16(a)..........          3,350,000
  8,000,000  New York City GO, Series H2, 1.10%, 8/1/10(a)...........          8,000,000
  1,000,000  New York City IDA for Abraham Joshua Heschel Project,
             1.15%, 4/1/32(a)........................................          1,000,000
  4,035,000  New York City IDA for American Civil Liberties, 1.10%,
             6/1/12(a)...............................................          4,035,000
  5,300,000  New York City IDA for American Society for Technion
             Project, 1.20%, 10/1/33(a) .............................          5,300,000
  4,300,000  New York City IDA for Childrens Onocology Society,
             1.08%, 5/1/21(a)........................................          4,300,000
  1,480,000  New York City IDA for Church of Heavenly Rest, 1.10%,
             7/1/21(a)...............................................          1,480,000
  3,400,000  New York City MWFA, Series A, 1.03%, 6/15/25(a).........          3,400,000
  1,000,000  New York City MWFA, Series C, 1.00%, 6/15/22(a).........          1,000,000
    400,000  New York City MWFA, Series C, 1.00%, 6/15/23(a).........            400,000
  4,000,000  New York State Dormitory Authority, State Personal
             Income Tax, 2.00%, 12/15/03(a) .........................          4,001,515
  4,400,000  New York State HDC, Monterey, Series 97A, 1.10%,
             11/15/19(a).............................................          4,400,000
  5,745,000  New York State HFA for 10 Liberty Street, 1.10%,
             11/1/35(a)..............................................          5,745,000
  1,195,000  New York State HFA for Bleeker Terrace Apartment
             Project, 1.15%, 7/1/15(a) ..............................          1,195,000
  4,600,000  New York State HFA for Liberty View, Series A, 1.10%,
             11/15/19(a).............................................          4,600,000
  1,980,000  New York State HFA for Normandie Project, Series I,
             1.05%, 5/15/15(a).......................................          1,980,000
 14,850,000  New York State HFA, Series C, 1.10%, 3/15/26(a).........         14,850,000
  1,640,000  New York State Local Government Authority, Series C,
             1.10%, 4/1/25(a)........................................          1,640,000
 10,000,000  New York State Local Government Authority, Series D,
             1.00%, 4/1/25(a)........................................         10,000,000
  2,500,000  New York State Local Government Authority, Series E,
             1.12%, 4/1/25(a)........................................          2,500,000
  4,000,000  New York State PCR for NY Electric & Gas, Series B,
             1.00%, 2/1/29(a)........................................          4,000,000
  8,700,000  New York State PCR for NY Electric & Gas, Series C,
             1.00%, 6/1/29(a)........................................          8,700,000
  3,950,000  Schenectady County IDA for Sunnyview Hospital & Rehab,
             1.15%, 8/1/33(a)........................................          3,950,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
$ 4,100,000  Yonkers IDA for Civic Consumers Union Facility, 1.08%,
             7/1/21(a)...............................................  $       4,100,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $195,876,515)...............      99.8%       195,876,515
                 OTHER ASSETS, LESS LIABILITIES......................       0.2            487,095
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     196,363,610
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 196,363,610 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.6%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$  485,000   Alameda Contra Costa Capital Improvements, Series A,
             1.15%, 6/1/22(a)........................................  $         485,000
   495,000   Alameda Contra Costa Capital Improvements, Series F,
             1.20%, 8/1/23(a)........................................            495,000
 1,000,000   Anaheim UHSD for Facilities Building Funding, 1.08%,
             9/1/13(a)...............................................          1,000,000
 3,800,000   California HFA for Adventist Health System, Series A,
             1.05%, 9/1/25(a)........................................          3,800,000
 3,720,000   California Infrastructure & Economic Development, Series
             A, 1.09%, 9/1/28(a).....................................          3,720,000
 1,070,000   California School Facilities for Capital Improvements,
             Series C, 1.10%, 7/1/22(a)..............................          1,070,000
 3,800,000   California Statewide for Catholic Community Development,
             1.05%, 11/15/28(a)......................................          3,800,000
 5,100,000   California Statewide for Covenant Retirement Community,
             1.10%, 12/1/25(a).......................................          5,100,000
 3,000,000   California Statewide for Early Education Community
             Center COP, 1.15%, 9/1/31...............................          3,000,000
 4,000,000   California Water Reserve Powersupply, 1.05%,
             5/1/22(a)...............................................          4,000,000
 1,800,000   California Water Supply, Series B-6, 1.07%, 5/1/22(a)...          1,800,000
 7,500,000   California Water Supply, 1.08%-1.10%, 5/1/22(a).........          7,500,000
   500,000   Carlsbad USD for School Facility, 1.08%, 9/1/14(a)......            500,000
 2,500,000   Elsinore Valley for Water District, Series A, 1.07%,
             7/1/29(a)...............................................          2,500,000
 2,400,000   Fremont for Family Resource Center, Series 88-98, 1.25%,
             8/1/28-8/1/30(a)........................................          2,400,000
 2,000,000   Fresno Sewer & Water, Series A, 1.07, 9/1/25(a).........          2,000,000
   500,000   Grant School Facility Building Fund, 1.08%, 9/1/25(a)...            500,000
 1,000,000   Hemet MFHR for Sunwest Retirement, Series 99A, 1.08%,
             1/1/25(a)...............................................          1,000,000
 1,000,000   Irvine Assessment District 85-7, 1.08%, 9/2/11(a).......          1,000,000
   500,000   Irvine Assessment District 94-15, 1.05%, 9/2/20(a)......            500,000
 4,279,000   Irvine Assessment District 94-13, 1.07%, 9/2/22(a)......          4,279,000
 1,000,000   Irvine Assessment District 97-16, 1.07%, 9/2/22(a)......          1,000,000
   200,000   Irvine Assessment District 97-17, 1.05%, 9/2/23(a)......            200,000
 1,800,000   Irvine Assessment District 87-8, 1.07%, 9/2/24(a).......          1,800,000
 3,700,000   Irvine Assessment, Series A, 1.05%, 9/2/26(a)...........          3,700,000
 1,900,000   Irvine Ranch Water District, 1.05%, 11/15/13(a).........          1,900,000
 1,600,000   Irvine Ranch Water District, 1.07%, 8/1/16(a)...........          1,600,000
   900,000   Irvine Ranch Water District, 1.10%, 10/1/09(a)..........            900,000
   900,000   Irvine Ranch Water District, Capital Improvements,
             1.05%, 8/1/16(a)........................................            900,000
    15,000   Irvine Ranch Water District, Orange County, Series 85,
             1.07%, 10/1/05(a).......................................             15,000
   500,000   Irvine Ranch Water District, Series B, 1.10%,
             8/1/09(a)...............................................            500,000
 1,600,000   Irvine Ranch Water District, Series 85B, 1.10%,
             10/1/04(a)..............................................          1,600,000
   800,000   Irvine Ranch Water District, Series 95, 1.05%, 1/1/21...            800,000
   400,000   Irvine Ranch Water District, Series 140-240-105-250,
             1.07%, 4/1/33(a)........................................            400,000
   900,000   Kern County, Series 86A, 1.07%, 8/1/06(a)...............            900,000
   300,000   Los Angeles County for Willowbrook, 1.07%, 8/1/06(a)....            300,000
 1,100,000   Los Angeles MFHR for Malibu Meadow Project, Series 91A,
             1.08%, 4/15/28(a).......................................          1,100,000
 2,200,000   Orange County HDC for Capistrano Pointe-A Project,
             1.08%, 12/1/29(a).......................................          2,200,000
   800,000   Orange County HDC for Florence Crittendoc Services,
             1.07%, 3/1/16...........................................            800,000
 1,000,000   Orange County HDC for Lakes Project, 1.08%,
             12/1/06(a)..............................................          1,000,000
   500,000   Orange County HDC for Trabuco Woods Project, 1.08%,
             11/15/28(a).............................................            500,000
 4,500,000   Orange County Sanitation Authority, Series 93, 1.08%,
             8/1/13(a)...............................................          4,500,000
 1,700,000   Redlands USD School Facility, 1.08%, 9/1/34(a)..........          1,700,000
 2,100,000   Riverside County Community Facilities District 88-4,
             1.12%, 9/1/14(a)........................................          2,100,000
   600,000   Riverside County Housing Authority for Emirtus Park,
             1.07%, 7/15/18(a).......................................            600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
$  400,000   Riverside County for Tyler Spring Apartments, Series C,
             1.08%, 1/15/27(a).......................................  $         400,000
 1,000,000   Sacramento County MFHR, Series A, 1.08%, 4/1/26(a)......          1,000,000
 5,000,000   Sacramento County Sanitation District Financing
             Authority, 1.07%, 12/1/30(a) ...........................          5,000,000
 4,000,000   San Francisco Community Facilities for District 4,
             1.04%, 8/1/31(a)........................................          4,000,000
 2,700,000   San Francisco MFHR for Filmore Center, Series B, 1.09%,
             12/1/17(a)..............................................          2,700,000
   800,000   San Leandro MFHR, 1.07%, 7/15/18........................            800,000
 1,560,000   Santa Ana Unified School District, 1.10%, 7/1/15........          1,560,000
 3,000,000   Turlock District Project, Series A, 1.08%, 1/1/31.......          3,000,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $99,924,000)................      99.6%        99,924,000
                 OTHER ASSETS, LESS LIABILITIES......................       0.4            401,122
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     100,325,122
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 100,325,122 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--88.4%                                       (NOTE 1)
    ---------    -----------------------------                                       --------
                 CONNECTICUT--81.2%
   $1,200,000    Connecticut Development Authority for Independent Living
                 Project, 1.07%, 7/1/15(a) ....................................  $      1,200,000
    2,250,000    Connecticut GO, Series 1A, 1.15%, 2/15/21(a)..................         2,250,000
    1,200,000    Connecticut GO, Series 97B, 1.06%, 5/15/14(a).................         1,200,000
    1,150,000    Connecticut HEFA, Series A, 1.10%, 7/1/32(a)..................         1,150,000
      800,000    Connecticut HEFA, Series X-3, 1.08%, 7/1/37(a)................           800,000
    1,200,000    Connecticut HEFA for Hotchkiss School, Series A, 1.05%,
                 7/1/30(a).....................................................         1,200,000
      400,000    Connecticut HEFA for Middlesex Hospital, 1.06%, 7/1/26(a).....           400,000
    1,000,000    Connecticut HEFA for Raphael Hospital, Series J, 1.03%,
                 7/1/22(a).....................................................         1,000,000
    1,200,000    Connecticut HEFA for Summerwood University, Series A, 1.03%,
                 7/1/30(a).....................................................         1,200,000
      450,000    Connecticut HEFA for United Methodist, 1.06%, 7/1/31(a).......           450,000
    1,100,000    Connecticut HEFA for Yale University, Series T-1, 1.08%,
                 7/1/29(a).....................................................         1,100,000
    1,200,000    Connecticut HFA, Program Mortgage, Series D3, 1.08%,
                 5/15/18(a)....................................................         1,200,000
    2,200,000    Connecticut Special Tax Obligation for Transportation
                 Infrastructure, 1.12%, 9/1/20(a) .............................         2,200,000
    2,000,000    Hartford County Redev. Agency MHR for Underwood Towers
                 Project, 1.10%, 6/1/20(a) ....................................         2,000,000
    2,045,000    New Canaan Housing Authority for Village at Waveny Care
                 Center, 1.08%, 1/1/22(a) .....................................         2,045,000
      500,000    North Canaan Housing Authority for Geer Woods, 1.06%,
                 8/1/31(a).....................................................           500,000
      450,000    Shelton County HFA for Crosby Commons Project, 1.11%,
                 1/1/31(a).....................................................           450,000
                                                                                 ----------------
                                                                                       20,345,000
                                                                                 ----------------
                 PUERTO RICO--7.2%
    1,200,000    Puerto Rico Governmental Development Bank, 1.01%,
                 12/1/15(a)....................................................         1,200,000
      600,000    Puerto Rico Highway & Transportation Authority, Series A,
                 1.07%, 7/1/28(a) .............................................           600,000
                                                                                 ----------------
                                                                                        1,800,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $22,145,000)................      88.4%       22,145,000
                 OTHER ASSETS, LESS LIABILITIES......................      11.6         2,924,624
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     25,069,624
                                                                       ========  ================

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2003 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $22,145,000)........  $     22,145,000
                 Cash..........................................................         2,908,326
                 Interest receivable...........................................            17,842
                                                                                 ----------------
                 Total Assets..................................................        25,071,168
                                                                                 ----------------
                 LIABILITIES
                 Accrued expenses..............................................             1,544
                                                                                 ----------------
                 Total Liabilities.............................................             1,544
                                                                                 ----------------
                 NET ASSETS....................................................  $     25,069,624
                                                                                 ================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 25,069,624 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--98.4%                                       (NOTE 1)
    ---------    -----------------------------                                       --------
                 FLORIDA--90.1%
   $1,800,000    Broward County HFA for Jacaranda Village Apartments, 1.12%,
                 9/1/22(a).....................................................  $      1,800,000
    1,800,000    Broward County HFA for Margate Project, 1.12%, 11/1/05(a).....         1,800,000
    2,300,000    Collier County for Cleveland Health Clinic, 1.10%,
                 1/1/35(a).....................................................         2,300,000
    1,625,000    Dade County IDA for Dolphins Stadium, Project C, 1.12%,
                 1/1/16(a).....................................................         1,625,000
    1,800,000    Dade County Water Service, 1.04%, 10/5/22(a)..................         1,800,000
    1,500,000    Duval County HFA MFH for Lighthouse Bay Apartments, 1.12%,
                 12/1/32(a)....................................................         1,500,000
    1,800,000    Florida HFA for Kings Colony, 1.13%, 8/1/06(a)................         1,800,000
    1,000,000    Florida HFA for Reflections, Series 5, 1.10%, 7/1/31(b).......         1,000,000
      900,000    Florida HFA for River Oaks, Series 85TT, 1.10%, 12/1/29(a)....           900,000
      450,000    Jacksonville PCR for Florida Power & Light, Series 95, 1.13%,
                 5/1/29(a).....................................................           450,000
    2,100,000    Lakeland County Energy System Revenue, 1.08%, 10/1/37(a)......         2,100,000
    1,800,000    Lakeland County Energy System Revenue, 1.08%, 10/1/35(a)......         1,800,000
    1,800,000    Lee County IDA HFA for Cypress Cove Healthpark, Series B,
                 1.17%, 10/1/07(a) ............................................         1,800,000
    1,465,000    Lee County IDA for Bonita Community Health Services, Series A,
                 1.12%, 12/1/29(a) ............................................         1,465,000
    2,200,000    Manatee County PCR for Florida Power & Light, 1.10%,
                 9/1/24(a).....................................................         2,200,000
      800,000    Orange County IDA for Adventist Health Care, 1.10%,
                 11/15/14(a)...................................................           800,000
      350,000    Orange County YMCA, Series A, 1.15%, 5/1/27(a)................           350,000
      650,000    Palm Beach County for Norton Gallery School of Art, 1.12%,
                 5/1/30(a).....................................................           650,000
    1,000,000    Palm Beach County for Raymond F Kravis Center Project, 1.08%,
                 7/01/32(a)....................................................         1,000,000
      850,000    Pinellas County Health Care Facility, 1.11%, 11/1/15(a).......           850,000
    1,000,000    Pinellas County MFH for Foxbridge Apartments, 1.05%,
                 6/15/25(a)....................................................         1,000,000
      500,000    Polk County IDR for Convention Center, 1.15%, 1/1/11(a).......           500,000
    1,800,000    Port Orange for Palmer College Project, 1.10%, 10/1/32(a).....         1,800,000
      980,000    Putnam County PCR for Florida Power & Light, 1.10%,
                 9/1/24(a).....................................................           980,000
      150,000    Saint Lucie County IDR for Convalescent Centers, 1.15%,
                 1/1/11(a).....................................................           150,000
      500,000    Sarasota County HFF for Bay Village, 1.15%, 12/1/23(a)........           500,000
      300,000    Seminole County IDA HCF for Florida Living Nursing, 1.30%,
                 2/1/11(a).....................................................           300,000
      400,000    University of North Florida Capital Improvements Project,
                 1.15%, 11/1/24(a) ............................................           400,000
      655,000    Volusia County HEFA for South West Volusia Health, 1.11%,
                 11/15/23(a)...................................................           655,000
      550,000    Volusia County IDR for Easter Seal Society of Volusia, 1.21%,
                 9/1/21(a).....................................................           550,000
                                                                                 ----------------
                                                                                       34,825,000
                                                                                 ----------------
                 NEW YORK--8.3%
    1,000,000    New York City Energy Research & Development Authority, 1.05%,
                 2/1/29(a).....................................................         1,000,000
    1,200,000    New York City GO, Series A8, 1.05%, 8/1/18(a).................         1,200,000
    1,000,000    New York City Water Financial Authority, WSR, Series A, 1.08%,
                 6/15/25(a) ...................................................         1,000,000
                                                                                 ----------------
                                                                                        3,200,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $38,025,000)................      98.4%       38,025,000
                 OTHER ASSETS, LESS LIABILITIES......................       1.6           605,220
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     38,630,220
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 38,630,220 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--98.8%                                       (NOTE 1)
    ---------    -----------------------------                                       --------
   $1,630,000    Massachusetts DFA for Bedford Notre Dame Health Care, 1.19%,
                 10/1/29(a)....................................................  $      1,630,000
      900,000    Massachusetts DFA for Jewish High School Project, 1.08%,
                 6/1/32(a).....................................................           900,000
      900,000    Massachusetts DFA for Smith College, 1.12%, 7/1/24(a).........           900,000
      900,000    Massachusetts DFA IDR for Ocean Spray Cranberries, 1.08%,
                 10/15/11(a)...................................................           900,000
      850,000    Massachusetts GO, Series B, 1.10%, 9/1/16(a)..................           850,000
      900,000    Massachusetts HEFA, Series J2, 1.05%, 7/1/31(a)...............           900,000
      200,000    Massachusetts HEFA for Becker College, Series A-2, 1.10%,
                 7/1/09(a).....................................................           200,000
      600,000    Massachusetts HEFA for Berklee College, 1.05%, 10/1/27(a).....           600,000
      900,000    Massachusetts HEFA for Boston University, Series 85, 1.04%,
                 12/1/29(a)....................................................           900,000
    1,000,000    Massachusetts HEFA for Capital Asset Program, Series E, 1.05%,
                 1/1/35(a).....................................................         1,000,000
      900,000    Massachusetts HEFA for Falmouth Assisted Living, Series D,
                 1.10%, 11/1/26(a).............................................           900,000
      900,000    Massachusetts HEFA for Harvard University, Series Y, 1.05%,
                 7/1/35(a).....................................................           900,000
    1,700,000    Massachusetts HEFA for University of Massachusetts, Series A,
                 1.08%, 11/1/30(a).............................................         1,700,000
      900,000    Massachusetts HEFA for Wellesley College, Series E, 1.08%,
                 7/1/22(a).....................................................           900,000
      900,000    Massachusetts HEFA for Williams College, Series E, 1.02%,
                 8/1/14(a).....................................................           900,000
      900,000    Massachusetts HFA for Multifamily Housing, 1.08%,
                 1/15/10(a)....................................................           900,000
      700,000    Massachusetts IFA for Lowell Mills Association, Series 95,
                 1.10%, 12/1/20(a).............................................           700,000
      200,000    Massachusetts WRA, Series B, 1.10%, 4/1/28(a).................           200,000
      900,000    Massachusetts WRA, Series C, 0.95%, 8/1/20(a).................           900,000
      700,000    Massachusetts WRA, Series D, 1.10%, 4/1/28(a).................           700,000
      800,000    Massachusetts WRA, Series D, 1.04%, 8/1/17(a).................           800,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $18,280,000)................      98.8%       18,280,000
                 OTHER ASSETS, LESS LIABILITIES......................       1.2           216,730
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     18,496,730
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 18,496,730 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--95.2%                                      (NOTE 1)
    ---------    -----------------------------                                      --------
                 MICHIGAN--87.8%
   $  300,000    Detroit EDC for Water Front Reclamation, Series-A, 1.10%,
                 5/1/09(a).....................................................  $       300,000
      125,000    Detroit EDC for Water Front Reclamation, Series C, 1.20%,
                 5/1/09(a).....................................................          125,000
      300,000    Garden City Hospital Finance Authority, Series 96A, 1.13%,
                 9/1/26(a).....................................................          300,000
      100,000    Gaylord, Otsego Memorial Hospital, 1.12%, 12/1/26(a)..........          100,000
      300,000    Green Lake Township EDA for Interlocken Center Arts, 1.12%,
                 6/1/27(a).....................................................          300,000
      200,000    Jackson County EDC for Thrifty Leoni Inc. Project, 1.13%,
                 12/1/14(a)....................................................          200,000
      600,000    Jackson County for Vista Grande Villa, Series A, 1.10%,
                 11/1/31(a)....................................................          600,000
      600,000    Michigan Building Authority for Multi Modual Facilities
                 Program II, 1.10%, 10/15/36(a)................................          600,000
      300,000    Michigan EDC for Municipal Bond Authority, Series B, 1.03%,
                 8/23/04(a)....................................................          302,098
      600,000    Michigan HDA for Pine Ridge Oblig Ltd., 1.12%, 10/1/07(a).....          600,000
      100,000    Michigan HDA for Harbortown, 1.24%, 6/1/04(a).................          100,000
      300,000    Michigan HDA for Rental Housing, Series B, 1.12%, 4/1/19(a)...          300,000
      300,000    Michigan Job Development Authority for Wyandotte Court, 1.10%,
                 12/1/09(a) ...................................................          300,000
      600,000    Michigan State University Revenue, Series A, 1.08%,
                 8/15/32(a)....................................................          600,000
      300,000    Michigan Strategic Fund for Peachwood Center Association,
                 1.10%, 6/1/16(a) .............................................          300,000
      600,000    Michigan Strategic Fund for Henry Ford Museum Village Project,
                 1.10%, 12/1/33(a) ............................................          600,000
      300,000    Oakland University, 1.12%, 3/1/31(a)..........................          300,000
                                                                                 ---------------
                                                                                       5,927,098
                                                                                 ---------------
                 PUERTO RICO--7.4%
   300,000.00    Puerto Rico Governmental Development Bank, 1.01%,
                 12/1/15(a)....................................................          300,000
   200,000.00    Puerto Rico Highway & Transportation Authority, Series A,
                 1.07%, 7/1/28(a) .............................................          200,000
                                                                                 ---------------
                                                                                         500,000
                                                                                 ---------------

                 TOTAL INVESTMENTS (COST $6,427,098).................      95.2% $     6,427,098
                 OTHER ASSETS, LESS LIABILITIES......................       4.8          330,179
                                                                       --------  ---------------
                 NET ASSETS..........................................     100.0% $     6,757,277
                                                                       ========  ===============

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2003 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $6,427,098).........  $     6,427,098
                 Cash..........................................................          323,848
                 Interest receivable...........................................            6,851
                                                                                 ---------------
                 Total Assets..................................................        6,757,797
                                                                                 ---------------
                 LIABILITIES
                 Accrued Expenses..............................................              520
                                                                                 ---------------
                 Total Liabilities.............................................              520
                                                                                 ---------------
                 NET ASSETS....................................................  $     6,757,277
                                                                                 ===============

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 6,757,277 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................            $1.00
                                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                        VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--99.2%                                     (NOTE 1)
    ---------    -----------------------------                                     --------
                 NEW JERSEY--99.2%
   $2,450,000    Atlantic County Pooled Government Loan Program, 1.10%,
                 7/1/26(a).....................................................   $ 2,450,000
    3,200,000    Camden County Improvement Authority for Village Harvest,
                 1.07%, 7/1/29(a) .............................................     3,200,000
      500,000    Essex County Improvement Authority for the Children's
                 Institute, 1.18%, 2/1/20(a) ..................................       500,000
    2,475,000    Jersey City Redevelopment Authority for Dixon Mills
                 Apartments, 1.10%, 5/15/30(a) ................................     2,475,000
      550,000    New Jersey EDA, Series CC, 1.22%, 12/1/09(a)..................       550,000
    2,500,000    New Jersey EDA for Bayonne/IMTT Project, Series A, B & C,
                 1.08%, 12/1/27(a) ............................................     2,500,000
      575,000    New Jersey EDA for Catholic Community Services, 1.18%,
                 11/1/13(a)....................................................       575,000
    2,450,000    New Jersey EDA for Church & Dwight, 0.98%, 12/1/08(a).........     2,450,000
    2,200,000    New Jersey EDA for Crowley Liner, 1.08%, 4/1/13(a)............     2,200,000
      450,000    New Jersey EDA for Economic Growth, Series F, 1.10%,
                 8/1/14(a).....................................................       450,000
    5,100,000    New Jersey EDA for Foreign Trade, Series 98, 1.10%,
                 12/1/07(a)....................................................     5,100,000
    2,450,000    New Jersey EDA for Geriatric Services Housing, 1.08%,
                 11/1/31(a)....................................................     2,450,000
    4,200,000    New Jersey EDA for International Drive Partner, 1.07%,
                 9/1/05(a).....................................................     4,200,000
    2,200,000    New Jersey EDA for Presbyterian, Series C, 1.05%,
                 11/1/11(a)....................................................     2,200,000
    1,500,000    New Jersey EDA for Princeton University, Series B, 1.03%,
                 7/1/21(a).....................................................     1,500,000
    1,395,000    New Jersey EDA for RJB Associates, Economic Recovery Notes,
                 1.05%, 8/1/08(a) .............................................     1,395,000
    2,700,000    New Jersey EDA for Stolthaven Perth Amboy, 1.00%,
                 1/15/18(a)....................................................     2,700,000
      555,000    New Jersey EDA for US Golf Association, 1.05%, 5/1/23(a)......       555,000
    3,500,000    New Jersey EFA for Princeton University, Series B, 1.05%,
                 7/1/22(a).....................................................     3,500,000
      700,000    New Jersey HCF for Christ Hospital, Series A-2, 1.05%,
                 7/1/13(a).....................................................       700,000
    1,400,000    New Jersey HCF for Community Hospital Group, Series A1, 1.08%,
                 7/1/20(a).....................................................     1,400,000
      400,000    New Jersey HCF for Hospital Capital Asset, Series C, 1.08%,
                 7/1/35(a).....................................................       400,000
    1,330,000    New Jersey HCF for Saint Barnabas, Series 2001A, 1.08%,
                 7/1/31(a).....................................................     1,330,000
    1,300,000    New Jersey HCF for Series A-3, 1.07%, 7/1/21(a)...............     1,300,000
    2,500,000    New Jersey Sports Authority Expo, Series C, 1.08%,
                 9/1/24(a).....................................................     2,500,000
    2,450,000    New Jersey Turnpike Authority, Series 91D, 1.05%, 1/1/18(a)...     2,450,000
                                                                                  -----------

                 TOTAL INVESTMENTS (COST $51,030,000)................      99.2%   51,030,000
                 OTHER ASSETS, LESS LIABILITIES......................       0.8       386,364
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $51,416,364
                                                                       ========   ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 51,416,364 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATION--99.4%                                  (NOTE 1)
 ---------   ----------------------------                                  --------
$  375,000   Allen County HCF for Mennonite Home Project, 1.15%,
             2/1/18(a)...............................................  $        375,000
   550,000   Butler County HCF for Lifesphere Project, 1.10%,
             5/1/27(a)...............................................           550,000
   700,000   Centerville Health for Bethany Lutheran Church, 1.13%,
             5/1/08(a)...............................................           700,000
   500,000   Cleveland Airport Systems, Series C, 1.05%, 1/1/31(a)...           500,000
   500,000   Cleveland Income Tax Revenue, 1.03%, 5/15/24(a).........           500,000
   195,000   Cuyahoga County EDA for the Cleveland Orchestra Project,
             1.10%, 4/1/28(a) .......................................           195,000
 1,100,000   Cuyahoga County HRB for Cleveland Botanical, 1.13%,
             7/1/31(a)...............................................         1,100,000
   500,000   Cuyahoga County HRB for Cleveland Clinic, 1.10%,
             1/1/35(a)...............................................           500,000
   700,000   Cuyahoga County HRB for Cleveland Health Education
             Museum, 1.15%, 3/1/32(a) ...............................           700,000
   300,000   Delaware County IDR for Radiation Sterilizers, 1.10%,
             12/1/04(a)..............................................           300,000
 1,100,000   Evandale County IDR for SHV Real Estate Inc., 1.14%,
             9/1/15(a)...............................................         1,100,000
   200,000   Franklin County Community Housing Network, 1.12%,
             12/1/20(a)..............................................           200,000
   500,000   Green County IDA for Fairview, 1.10%, 1/1/11(a).........           500,000
   500,000   Hamilton County HRB for Alliance Health, Series A,
             1.03%, 1/1/18(a)........................................           500,000
   300,000   Indian Hill EDA for Cincinnati Country Day School,
             1.15%, 5/1/19(a)........................................           300,000
   550,000   Licking County for Health Care, 1.15%, 11/1/33(a).......           550,000
   300,000   Lorain County Independent Living for Elyria United
             Methodist, 1.12%, 6/1/22(a) ............................           300,000
   350,000   Lucas County for Toledo Project, 1.15%, 10/1/05(a)......           350,000
    15,000   Ohio Air Quality DAR for Cincinnati Gas, Series B,
             1.05%, 11/1/25(a).......................................            15,000
   100,000   Ohio Air Quality DAR for Edison, Series A, 1.12%,
             2/1/14(a)...............................................           100,000
   400,000   Ohio Air Quality DAR for Edison, Series C, 1.10%,
             6/1/23(a)...............................................           400,000
   485,000   Ohio Air Quality DAR for Timken Project, 1.00%,
             11/1/25(a)..............................................           485,000
   550,000   Ohio WDA PCR for Cleveland Electric, Series B, 1.10%,
             8/1/20(a)...............................................           550,000
   200,000   Ottawa County HRB for Lutheran Home of Mercy, 1.16%,
             10/1/17(a)..............................................           200,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $10,970,000)................      99.4%       10,970,000
                 OTHER ASSETS, LESS LIABILITIES......................       0.6            63,617
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     11,033,617
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 11,033,617 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                        VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--99.5%                                     (NOTE 1)
    ---------    -----------------------------                                     --------
   $1,000,000    Allegheny HDA for Health Care Dialysis Clinic, 1.10%,
                 12/1/19(a)....................................................   $ 1,000,000
    1,780,000    Allegheny HDA for Presbyterian University Hospital, Series B3,
                 1.15%, 3/1/18(a) .............................................     1,780,000
      200,000    Berks County IDR for Visiting Nurse Services, 1.15%,
                 12/1/15(a)....................................................       200,000
      835,000    Berks County IDR for Visiting Nurse Services, 1.36%,
                 12/1/15(a)....................................................       835,000
    2,200,000    Blair County IDR for Village of Penn State, Series C, 1.03%,
                 1/1/11(a).....................................................     2,200,000
    2,900,000    Bucks County IDA, 1.10%, 5/1/33(a)............................     2,900,000
    2,200,000    Bucks County IDA for SHV Real Estate Inc., 1.15%, 7/1/15(a)...     2,200,000
    1,300,000    Chester County HEFA, 1.12%, 10/1/30(a)........................     1,300,000
      150,000    Chester County IDA, 1.10%, 7/1/31(a)..........................       150,000
    1,000,000    Delaware County IDA for Scottfoam Corp., 1.10%, 10/1/05(a)....     1,000,000
    1,200,000    Delaware County IDR for Sun, Inc., 1.10%, 11/1/33(a)..........     1,200,000
      500,000    Delaware Valley Finance Authority, Series 85A, 1.08%,
                 12/1/19(a)....................................................       500,000
      200,000    Delaware Valley Finance Authority, Series A, 1.08%,
                 12/1/17(a)....................................................       200,000
    1,500,000    Delaware Valley Finance Authority, Series B, 1.08%,
                 12/1/20(a)....................................................     1,500,000
    1,400,000    Emmaus General Authority, 1.13%, 3/1/24(a)....................     1,400,000
    2,200,000    Lancaster County HRB for Brethren Village, 1.15%,
                 6/15/20(a)....................................................     2,200,000
    2,200,000    Lebanon County HCF for ECC Retirement Village, 1.15%,
                 10/15/25(a)...................................................     2,200,000
    2,200,000    Lehigh County PCR for Allegheny Electric Inc., Series A,
                 1.15%, 12/01/15(a) ...........................................     2,200,000
    2,200,000    Montgomery County for Multifamily Housing, Series A, 1.10%,
                 8/15/31(a)....................................................     2,200,000
      200,000    Montgomery County Higher Education & Health Authority, 1.15%,
                 9/15/31(a)....................................................       200,000
      430,000    Montgomery County IDR for Girl Scouts, 1.21%, 2/1/25(a).......       430,000
    1,900,000    Pennsylvania HEFA for Temple University, 1.08%, 10/1/09(a)....     1,900,000
    1,545,000    Philadelphia Housing Revenue Authority, Series A, 1.16%,
                 6/1/25(a).....................................................     1,545,000
    3,000,000    Philadelphia IDR for Fox Chase Cancer Center Project, 1.10%,
                 7/1/25(a).....................................................     3,000,000
    1,140,000    Philadelphia IDR for Interim House West Project, 1.21%,
                 9/1/26(a).....................................................     1,140,000
      100,000    Quakertown Hospital Authority Revenue, 1.10%, 7/1/05(a).......       100,000
    3,700,000    Schuylkill County IDA for Northeastern Power, 1.10%,
                 12/1/22(a)....................................................     3,700,000
    1,900,000    Scranton-Lackawanna Health & Welfare Authority for Univ. of
                 Scranton, RAW, 1.05%, 5/1/18(b) ..............................     1,900,000
    4,435,000    Wilkins Area IDA for Fairview Extended Services Care, Series
                 B, 1.10%, 1/1/21(a) ..........................................     4,435,000
                                                                                  -----------

                 TOTAL INVESTMENTS (COST $45,515,000)................      99.5%   45,515,000
                 OTHER ASSETS, LESS LIABILITIES......................       0.5       248,593
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $45,763,593
                                                                       ========   ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 45,763,593 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................         $1.00
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                         VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--76.2%                                       (NOTE 1)
    ---------    -----------------------------                                       --------
                 VIRGINIA--71.1%
   $  700,000    Alexandria IDA, Pooled Loan Program, Series A, 1.10%,
                 7/1/26(a).....................................................  $        700,000
      800,000    Alexandria Redevelopment & Housing Authority for Goodwill
                 House, 1.02%, 10/1/06(a)......................................           800,000
      600,000    Arlington County for Ballston Public Parking, 1.10%,
                 8/1/17(a).....................................................           600,000
      600,000    Chesapeake Hospital Authority IDA for Chesapeake General
                 Hospital, Series B, 1.15%, 7/1/31(a)..........................           600,000
      700,000    Hampton MFHR for Avalon, 1.08%, 6/15/26(a)....................           700,000
    1,200,000    Hampton MFHR for Shoreline Apartments, 1.10%, 12/1/19(a)......         1,200,000
      700,000    Loudoun County IDA for Falcons Landing, 1.08%, 11/1/28(a).....           700,000
      500,000    Norfolk IDA for Hospital Facilities-Children Project, 1.10%,
                 6/1/20(a).....................................................           500,000
    1,400,000    Peninsula Port Authority for Dominion Terminal, 1.03 - 1.11%,
                 7/1/16(a).....................................................         1,400,000
      600,000    Richmond IDR for Church Schools, 1.07%, 12/1/31(a)............           600,000
    1,300,000    Roanoke IDA for Carilion Health Systems, 1.10%, 7/1/27(a).....         1,300,000
      700,000    Virginia College Building Authority for University of
                 Richmond, 1.07%, 6/1/34(a)....................................           700,000
                                                                                 ----------------
                                                                                        9,800,000
                                                                                 ----------------
                 PUERTO RICO--5.1%
      700,000    Puerto Rico Highway & Transportation Authority, Series A,
                 1.07%, 7/1/28(a)..............................................           700,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $10,500,000)................      76.2%       10,500,000
                 OTHER ASSETS, LESS LIABILITIES......................      23.8         3,284,361
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     13,784,361
                                                                       ========  ================

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2003 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $10,500,000)........  $     10,500,000
                 Cash..........................................................         3,275,570
                 Interest receivable...........................................             9,595
                 Prepaid expense...............................................                72
                                                                                 ----------------
                 Total Assets..................................................        13,785,237
                                                                                 ----------------
                 LIABILITIES
                 Accrued expenses..............................................               876
                                                                                 ----------------
                 Total liabilities.............................................               876
                                                                                 ----------------
                 NET ASSETS....................................................  $     13,784,361
                                                                                 ================

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 13,784,361 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

  RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                        VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--50.7%                                     (NOTE 1)
    ---------    -----------------------------                                     --------
                 LOUISIANA--33.8%
     $ 7,000     East Baton Rouge for Rhone-Poulenc Inc. Project, 1.10%,
                 12/1/11(a)....................................................  $       7,000
       7,000     Lake Charles District Revenue for Conoco Project, Series A,
                 1.12%, 9/1/29(a) .............................................          7,000
      14,000     Louisiana Public Facilities Authority for Kenner Hotel
                 Limited, 1.05%,12/1/15(a) ....................................         14,000
      14,000     Louisiana State University Agriculture & Mechanical College,
                 1.12%, 7/1/30(a) .............................................         14,000
      14,000     South Louisiana Port Authority for Marine Terminal, 1.10%,
                 7/1/21(a).....................................................         14,000
                                                                                 -------------
                                                                                        56,000
                                                                                 -------------
                 PUERTO RICO--16.9%
      14,000     Puerto Rico Governmental Development Bank, 1.01%,
                 12/1/15(a)....................................................         14,000
      14,000     Puerto Rico Highway & Transportation Authority, Series A,
                 1.07%, 07/1/28(a).............................................         14,000
                                                                                 -------------
                                                                                        28,000
                                                                                 -------------

                 TOTAL INVESTMENTS (COST $84,000)....................      50.7%        84,000
                 OTHER ASSETS, LESS LIABILITIES......................      49.3         81,716
                                                                       --------  -------------
                 NET ASSETS..........................................     100.0% $     165,716
                                                                       ========  =============

  RESERVE MUNICIPAL MONEY-MARKET TRUST--LOUISIANA MUNICIPAL MONEY-MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2003 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $84,000)............  $      84,000
                 Cash..........................................................         81,618
                 Interest receivable...........................................             98
                                                                                 -------------
                 Total Assets..................................................        165,716
                                                                                 -------------
                 NET ASSETS....................................................  $     165,716
                                                                                 =============

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 165,716 SHARES OF BENEFICIAL INTEREST,
                 $.0001 PAR VALUE OUTSTANDING..................................          $1.00
                                                                                 =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

  RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003 (UNAUDITED)

    PRINCIPAL                                                                        VALUE
     AMOUNT      TAX-EXEMPT OBLIGATIONS--66.7%                                     (NOTE 1)
    ---------    -----------------------------                                     --------
                 MINNESOTA--48.5%
     $15,000     Beltrami County for Northwood Panelboard, 1.05%, 12/1/21(a)...  $      15,000
      15,000     Brooklyn Center for Brookdale Corp. II Project, 1.15%,
                 12/1/14(a)....................................................         15,000
      15,000     City of Brighton for Unicare Homes, 1.13%, 12/1/14(a).........         15,000
      15,000     Cohasset for Minnesota Power & Light, 1.10%, 6/1/13(a)........         15,000
      20,000     Duluth Tax for Lake Superior Paper, 1.10%, 9/1/10(a)..........         20,000
      15,000     Hennepin County, Series B, 1.00%, 12/1/20(a)..................         15,000
      30,000     Hennepin County, Series C, 1.00%, 12/1/10(a)..................         30,000
      10,000     Mankato for Bethany Lutheran College, 1.15%, 11/1/15(a).......         10,000
      10,000     Minnesota Higher Education for Saint Olaf College, 1.10%,
                 10/1/30(a)....................................................         10,000
      15,000     University of Minnesota, Series A, 1.15%, 7/1/08(a)...........         15,000
                                                                                 -------------
                                                                                       160,000
                                                                                 -------------
                 PUERTO RICO--18.2%
      30,000     Puerto Rico Governmental Development Bank, 1.01%,
                 12/1/15(a)....................................................         30,000
      30,000     Puerto Rico Highway & Transportation Authority, Series A,
                 1.07%, 7/1/28(a)..............................................         30,000
                                                                                 -------------
                                                                                        60,000
                                                                                 -------------

                 TOTAL INVESTMENTS (COST $220,000)...................      66.7%       220,000
                 OTHER ASSETS, LESS LIABILITIES......................      33.3        109,789
                                                                       --------  -------------
                 NET ASSETS..........................................     100.0% $     329,789
                                                                       ========  =============

  RESERVE MUNICIPAL MONEY-MARKET TRUST--MINNESOTA MUNICIPAL MONEY-MARKET FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2003 (UNAUDITED)


                 ASSETS
                 Investments in securities, at value (Cost $220,000)...........  $     220,000
                 Cash..........................................................        109,617
                 Interest receivable...........................................            172
                                                                                 -------------
                 Total Assets..................................................        329,789
                                                                                 -------------
                 NET ASSETS....................................................  $     329,789
                                                                                 =============

                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 329,789 SHARES OF BENEFICIAL INTEREST,
                 $.0001 PAR VALUE OUTSTANDING..................................          $1.00
                                                                                 =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          SECURITY TYPE ABBREVIATIONS

           COP --   Certificate of Participation                           HRB --    Hospital Revenue Bonds
                                                                           IDA --    Industrial Development Authority Revenue
           DAR --   Development Authority Revenue Bonds                              Bonds
           DFA --   Development Finance Agency                             IDR --    Industrial Development Agency Revenue Bonds
           EDA --   Economic Development Authority Revenue Bonds           IFA --    Industrial Finance Authority
           EDC --   Economic Development Corporation                       MFH --    Multi-family Housing Revenue Bonds
           EFA --   Education Facilities Authority                        MFHR --    Multi-family Facilities Housing Revenue Bonds
            GO --   General Obligation                                    MWFA --    Municipal Water Finance Authority
           HCF --   Health Care Facilities Revenue Bonds                   PCR --    Pollution Control Revenue Bonds
           HDA --   Hospital Development Authority                         RAW --    Revenue Anticipation Warrants
           HDC --   Housing Development Corporation Bonds                  USD --    Union School District
          HEFA --   Health & Education Facilities Authority                WDA --    Water Development Authority
           HFA --   Housing Finance Authority Revenue Bonds                WRA --    Water Resource Authority
                                                                           WSR --    Water & Sewer System Revenue Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on November 30, 2003, are subject to change periodically. Securities are payable on demand and are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)

                           RESERVE NEW YORK
                           TAX-EXEMPT TRUST              RESERVE TAX-EXEMPT TRUST
                           ----------------  -------------------------------------------------
                               NEW YORK      CALIFORNIA  CONNECTICUT   FLORIDA   MASSACHUSETTS
                                 FUND           FUND        FUND        FUND         FUND
                           ----------------  ----------  -----------  ---------  -------------
INTEREST INCOME (Note
  1).....................     $1,041,579      $487,707    $147,154    $203,096     $ 89,885
                              ----------      --------    --------    --------     --------

EXPENSES (Note 2)
  Comprehensive
    management fees......        930,702       424,646     131,780     173,422       78,964
  Distribution (12b-1)
    fees.................        232,676       106,161      32,945      43,355       19,741
  Trustee fees...........            473           226          76          96           44
                              ----------      --------    --------    --------     --------
    Total expenses before
      waiver.............      1,163,851       531,033     164,801     216,873       98,749
  Less: expenses waived
    (Note 2).............       (193,391)      (78,843)    (28,081)    (28,210)     (14,925)
                              ----------      --------    --------    --------     --------
    Net Expenses.........        970,460       452,190     136,720     188,663       83,824
                              ----------      --------    --------    --------     --------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............     $   71,119      $ 35,517    $ 10,434    $ 14,433     $  6,061
                              ==========      ========    ========    ========     ========

                                         RESERVE TAX-EXEMPT TRUST
                           -----------------------------------------------------
                           MICHIGAN  NEW JERSEY   OHIO    PENNSYLVANIA  VIRGINIA
                             FUND       FUND      FUND        FUND        FUND
                           --------  ----------  -------  ------------  --------
INTEREST INCOME (Note
  1).....................  $34,347    $244,243   $58,428    $209,225    $50,696
                           -------    --------   -------    --------    -------
EXPENSES (Note 2)
  Comprehensive
    management fees......   30,303     217,376    49,497     174,010     46,142
  Distribution (12b-1)
    fees.................    7,576      54,344    12,374      43,502     11,536
  Trustee fees...........       18         116       178          85         24
                           -------    --------   -------    --------    -------
    Total expenses before
      waiver.............   37,897     271,836    62,049     217,597     57,702
  Less: expenses waived
    (Note 2).............   (5,905)    (44,198)   (7,533)    (23,626)   (10,615)
                           -------    --------   -------    --------    -------
    Net Expenses.........   31,992     227,638    54,516     193,971     47,087
                           -------    --------   -------    --------    -------
NET INVESTMENT INCOME,
  representing Net
  Increase in Net Assets
  from Investment
  Operations.............  $ 2,355    $ 16,605   $ 3,912    $ 15,254    $ 3,609
                           =======    ========   =======    ========    =======

                                           RESERVE MUNICIPAL
                                           MONEY-MARKET TRUST
                                          --------------------
                                          LOUISIANA  MINNESOTA
                                            FUND       FUND
                                          ---------  ---------
INTEREST INCOME (Note 1)................    $ 486     $1,111
                                            -----     ------
EXPENSES (Note 2)
  Comprehensive management fees.........      637      1,167
  Distribution (12b-1) fees.............      159        292
  Trustee fees..........................        1          1
                                            -----     ------
    Total expenses......................      797      1,460
  Less: expenses waived (Note 2)........     (370)      (454)
                                            -----     ------
    Net Expenses........................      427      1,006
                                            -----     ------
NET INVESTMENT INCOME, representing net
  increase in Net Assets from Investment
  Operations............................    $  59     $  105
                                            =====     ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                 RESERVE NEW YORK
                                 TAX-EXEMPT TRUST                        RESERVE TAX-EXEMPT TRUST
                           ----------------------------  ---------------------------------------------------------
                                  NEW YORK FUND                CALIFORNIA FUND              CONNECTICUT FUND
                           ----------------------------  ----------------------------  ---------------------------
                            SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                               ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,
                               2003           2003           2003           2003           2003           2003
                           -------------  -------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $     71,119   $     794,443  $     35,517   $     368,395  $     10,434   $     94,365
                           -------------  -------------  -------------  -------------  ------------   ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............       (71,119)       (794,443)      (35,517)       (368,395)      (10,434)       (94,365)
                           -------------  -------------  -------------  -------------  ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of
    shares...............   338,829,340     592,663,728   247,650,460     392,076,216    44,264,156     68,379,658
  Dividends reinvested...        71,119         794,443        35,517         368,395        10,434         94,365
  Cost of shares
    redeemed.............  (370,949,864)   (599,479,326) (256,353,621)   (392,783,651)  (55,588,176)   (73,337,022)
                           -------------  -------------  -------------  -------------  ------------   ------------
                            (32,049,405)     (6,021,155)   (8,667,644)       (339,040)  (11,313,586)    (4,862,999)
                           -------------  -------------  -------------  -------------  ------------   ------------
  Net decrease in net
    assets...............   (32,049,405)     (6,021,155)   (8,667,644)       (339,040)  (11,313,586)    (4,862,999)

NET ASSETS:
  Beginning of period....   228,413,015     234,434,170   108,992,766     109,331,806    36,383,210     41,246,209
                           -------------  -------------  -------------  -------------  ------------   ------------
  End of period..........  $196,363,610   $ 228,413,015  $100,325,122   $ 108,992,766  $ 25,069,624   $ 36,383,210
                           =============  =============  =============  =============  ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          RESERVE TAX-EXEMPT TRUST
                           --------------------------------------------------------------------------------------
                                   FLORIDA FUND              MASSACHUSETTS FUND              MICHIGAN FUND
                           ----------------------------  ---------------------------  ---------------------------
                            SIX MONTHS        YEAR        SIX MONTHS        YEAR       SIX MONTHS        YEAR
                               ENDED          ENDED          ENDED         ENDED          ENDED         ENDED
                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                               2003           2003           2003           2003          2003           2003
                           -------------  -------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $     14,433   $     127,808  $      6,061   $     67,704  $      2,355   $     26,960
                           ------------   -------------  ------------   ------------  ------------   ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............       (14,433)       (127,808)       (6,061)       (67,704)       (2,355)       (26,960)
                           ------------   -------------  ------------   ------------  ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of
    shares...............    77,582,178     145,621,862    36,496,059     61,356,637    18,109,082     35,519,672
  Dividends reinvested...        14,433         127,808         6,061         67,704         2,355         26,960
  Cost of shares
    redeemed.............   (84,841,686)   (131,964,326)  (38,784,044)   (61,605,935)  (19,212,203)   (36,203,291)
                           ------------   -------------  ------------   ------------  ------------   ------------
                             (7,245,075)     13,785,344    (2,281,924)      (181,594)   (1,100,766)      (656,659)
                           ------------   -------------  ------------   ------------  ------------   ------------
  Net increase (decrease)
    in net assets........    (7,245,075)     13,785,344    (2,281,924)      (181,594)   (1,100,766)      (656,659)

NET ASSETS:
  Beginning of period....    45,875,295      32,089,951    20,778,654     20,960,248     7,858,043      8,514,702
                           ------------   -------------  ------------   ------------  ------------   ------------
  End of period..........  $ 38,630,220   $  45,875,295  $ 18,496,730   $ 20,778,654  $  6,757,277   $  7,858,043
                           ============   =============  ============   ============  ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         RESERVE TAX-EXEMPT TRUST
                                          ---------------------------------------------------------------------------------------
                                                NEW JERSEY FUND                  OHIO FUND                PENNSYLVANIA FUND
                                          ----------------------------  ---------------------------  ----------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                              ENDED          ENDED          ENDED         ENDED          ENDED          ENDED
                                          NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,      MAY 31,
                                              2003           2003           2003           2003          2003           2003
                                          -------------  -------------  -------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.................  $     16,605   $     163,613  $      3,912   $     28,268  $     15,254   $     145,481
                                          ------------   -------------  ------------   ------------  ------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1)............................       (16,605)       (163,613)       (3,912)       (28,268)      (15,254)       (145,481)
                                          ------------   -------------  ------------   ------------  ------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares..........    91,711,341     152,886,030    27,664,950     39,006,284    72,012,551     109,365,156
  Dividends reinvested..................        16,605         163,613         3,912         28,268        15,254         145,481
  Cost of shares redeemed...............   (96,332,929)   (154,556,551)  (27,045,158)   (34,280,515)  (66,856,547)   (120,377,989)
                                          ------------   -------------  ------------   ------------  ------------   -------------
                                            (4,604,983)     (1,506,908)      623,704      4,754,037     5,171,258     (10,867,352)
                                          ------------   -------------  ------------   ------------  ------------   -------------
  Net increase (decrease) in net
    assets..............................    (4,604,983)     (1,506,908)      623,704      4,754,037     5,171,258     (10,867,352)

NET ASSETS:
  Beginning of period...................    56,021,347      57,528,255    10,409,913      5,655,876    40,592,335      51,459,687
                                          ------------   -------------  ------------   ------------  ------------   -------------
  End of period.........................  $ 51,416,364   $  56,021,347  $ 11,033,617   $ 10,409,913  $ 45,763,593   $  40,592,335
                                          ============   =============  ============   ============  ============   =============

                                           RESERVE TAX-EXEMPT TRUST
                                          ---------------------------
                                                 VIRGINIA FUND
                                          ---------------------------
                                           SIX MONTHS        YEAR
                                              ENDED         ENDED
                                          NOVEMBER 30,     MAY 31,
                                              2003           2003
                                          -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.................  $      3,609   $     31,307
                                          ------------   ------------
DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1)............................        (3,609)       (31,307)
                                          ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share
  Proceeds from sale of shares..........    29,817,748     48,777,938
  Dividends reinvested..................         3,609         31,307
  Cost of shares redeemed...............   (27,297,040)   (50,593,354)
                                          ------------   ------------
                                             2,524,317     (1,784,109)
                                          ------------   ------------
  Net increase (decrease) in net
    assets..............................     2,524,317     (1,784,109)
NET ASSETS:
  Beginning of period...................    11,260,044     13,044,153
                                          ------------   ------------
  End of period.........................  $ 13,784,361   $ 11,260,044
                                          ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                            RESERVE MUNICIPAL MONEY-MARKET TRUST
                                ------------------------------------------------------------
                                       LOUISIANA FUND                 MINNESOTA FUND
                                -----------------------------  -----------------------------
                                  SIX MONTHS                     SIX MONTHS
                                     ENDED                          ENDED
                                 NOVEMBER 30,     YEAR ENDED    NOVEMBER 30,     YEAR ENDED
                                     2003        MAY 31, 2003       2003        MAY 31, 2003
                                ---------------  ------------  ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.......     $     59        $    346       $    105        $    550
                                   --------        --------       --------        --------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1)..................          (59)           (346)          (105)           (550)
                                   --------        --------       --------        --------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Proceeds from sale of
    shares....................      240,396              --        596,218          74,281
  Dividends reinvested........           59             346            105             550
  Cost of shares redeemed.....     (185,241)             --       (451,555)             --
                                   --------        --------       --------        --------
  Net increase in net
    assets....................       55,214             346        144,768          74,831
                                   --------        --------       --------        --------

NET ASSETS:
  Beginning of period.........      110,502         110,156        185,021         110,190
                                   --------        --------       --------        --------
  End of period...............     $165,716        $110,502       $329,789        $185,021
                                   ========        ========       ========        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     Reserve New York Tax-Exempt Trust, Reserve Tax-Exempt Trust and Reserve Municipal Money-Market Trust (collectively the "Trusts") are registered with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2003, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized and outstanding (Interstate, Interstate II, California, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds), one (1) separate series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) and two (2) separate series of Reserve Municipal Money-Market Trust (Louisiana and Minnesota Funds) authorized and outstanding (each a "Fund", collectively the "Funds"). These financial statements and notes apply to all above-mentioned series of all Trusts, except for Interstate Tax-Exempt Fund and Interstate II Tax-Exempt Fund.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as each Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. The Louisiana and Minnesota Municipal Money-Market Funds also pay the state (blue sky) and SEC registration fees applicable to those Funds. For the six months ended November 30, 2003, RMCI voluntarily waived its comprehensive management fee in the amounts listed below:

FUND                                                 AMOUNT
----                                                --------
New York Tax-Exempt Fund..........................  $193,391
California Tax-Exempt Fund........................    78,843
Connecticut Tax-Exempt Fund.......................    28,081
Florida Tax-Exempt Fund...........................    28,210
Massachusetts Tax-Exempt Fund.....................    14,925
Michigan Tax-Exempt Fund..........................     5,905
New Jersey Tax-Exempt Fund........................    44,198
Ohio Tax-Exempt Fund..............................     7,533
Pennsylvania Tax-Exempt Fund......................    23,626
Virginia Tax-Exempt Fund..........................    10,615
Louisiana Municipal Money-Market Fund.............       370
Minnesota Municipal Money-Market Fund.............       454

--------------------------------------------------------------------------------
     Certain Officers/ Trustees of the Trusts are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Funds have adopted a Rule 12b-1 Plan, with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for the sale and distribution of its shares. The rate of distribution expenses is 0.20% per year of each Funds' average daily net assets. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Funds invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at November 30, 2003:

      NEW YORK TAX-EXEMPT FUND 97.6%

      LETTER OF CREDIT

      Allied Irish Bank PLC.............................   3.2%  Keybank...........................................   3.9%
      Bank of America NA................................   3.6%  KBC NV, Brussels..................................   4.3%
      Bank of New York..................................   5.0%  Landesbank Baden-Wurternberg......................   4.0%
      Bank of Nova Scotia...............................   4.1%  Landesbank Girozentrale Bayerische................   3.9%
      Bank One, NA......................................   4.4%  Landesbank Thueringen Girozentrale................   4.1%
      BNP Paribas.......................................   5.1%  Mellon Bank NA....................................   2.0%
      Citibank, NA......................................   3.8%  Societe Generale..................................   5.1%
      Dexia Bank........................................   5.0%  State Street Bank & Trust.........................   4.3%
      Fleet National Bank...............................   5.0%  Suntrust Bank.....................................   0.5%
      FNMA..............................................   4.6%  Toronto-Dominion Bank.............................   2.2%
      HSBC USA..........................................   4.3%  Westdeutsche Landesbank AG........................   4.0%
      JP Morgan Chase Bank..............................   4.8%

      *BOND INSURANCE
      AMBAC.............................................   4.0%  FGIC..............................................   2.4%

--------------------------------------------------------------------------------

      CALIFORNIA TAX-EXEMPT FUND 99.6%

      LETTER OF CREDIT

      Allied Irish Bank, PLC............................   3.0%  FNMA..............................................   4.4%
      Bank of America NA................................   4.4%  JP Morgan Chase Bank..............................   3.8%
      Bank of New York..................................   3.7%  KBC NV, Brussels..................................   6.8%
      Bank of Nova Scotia...............................   3.9%  La Salle Bank NA..................................   5.1%
      Bank of Scotland..................................   3.8%  Landesbank Baden-Wurternberg......................   3.0%
      BNP Paribas.......................................   1.5%  Landesbank Girozentrale Bayerische................   4.9%
      Canadian Imperial Bank of Commerce................   4.2%  Landesbank Hessen-Thueringen Girozentrale.........   4.4%
      Citibank, NA......................................   5.0%  Societe Generale..................................   4.0%
      Credit Agricole Indosuez..........................   5.0%  State Street Bank & Trust Co......................   3.3%
      Credit Suisse First Boston........................   2.7%  UBS AG............................................   0.8%
      FHLMC.............................................   4.2%  Wells Fargo Bank NA...............................   4.0%

      *BOND INSURANCE
      AMBAC.............................................   4.5%  FGIC..............................................   4.5%
      FSA...............................................   4.7%

      CONNECTICUT TAX-EXEMPT FUND 80.8%

      LETTER OF CREDIT

      Allied Irish Bank.................................   4.6%  Landesbank Girozentrale Bayerische................   4.8%
      Fleet National Bank...............................   8.1%  Landesbank Hessen-Thueringen Girozentrale.........   8.9%
      JP Morgan Chase Bank..............................   4.8%  Northern Trust Co.................................   4.8%
      KBC NV, Brussels..................................   4.0%  Wachovia Bank NA..................................   7.2%
      La Salle Bank NA..................................   4.8%

      *BOND INSURANCE
      AMBAC.............................................   7.2%  FSA...............................................   8.0%
      FGIC..............................................   8.8%  MBIA..............................................   4.8%

      FLORIDA TAX-EXEMPT FUND 98.4%

      LETTER OF CREDIT

      Bank of America NA................................   4.6%  Keybank NA........................................   4.7%
      Bank One, NA......................................   4.6%  La Salle Bank NA..................................   4.7%
      Credit Suisse First Boston........................   4.6%  Mellon Bank NA....................................   2.6%
      Fifth Third Bank..................................   3.8%  Northern Trust Co.................................   2.6%
      Florida Power & Light.............................   9.4%  Societe Generale..................................   4.2%
      FHLMC.............................................   8.8%  Suntrust Bank.....................................   9.2%
      FNMA..............................................   2.6%  Toronto-Dominion Bank.............................   4.7%
      HSBC USA..........................................   4.7%  Wachovia Bank NA..................................   4.7%
      JP Morgan Chase Bank..............................   9.0%  Wells Fargo Bank NA...............................   1.7%

      *BOND INSURANCE
      FGIC..............................................   7.2%

--------------------------------------------------------------------------------

      MASSACHUSETTS TAX-EXEMPT FUND 74.4%

      LETTER OF CREDIT

      Allied Irish Bank, PLC............................   4.9%  Landesbank Baden-Wurternberg......................   4.3%
      Bank One, NA......................................   5.4%  Landesbank Hessen-Thueringen Girozentrale.........   4.8%
      Dexia Bank........................................   9.2%  State Street Bank & Trust.........................   4.9%
      Fleet National Bank...............................   4.8%  Toronto-Dominion Bank.............................   4.6%
      FNMA..............................................   4.8%  Wachovia Bank NA..................................   4.9%
      KBC, NV Brussels..................................   8.8%

      *BOND INSURANCE
      AMBAC.............................................   4.9%  MBIA..............................................   3.2%
      FGIC..............................................   4.9%

      (3) MICHIGAN TAX-EXEMPT FUND 95.0%

      LETTER OF CREDIT

      Bank of America NA................................   4.4%  La Salle Bank NA..................................   8.9%
      Bank One, NA......................................   8.9%  Landesbank Girozentrale Bayerische................   4.4%
      Comerica Bank.....................................   8.9%  Landesbank Hessen-Thueringen Girozentrale.........   4.4%
      Deutsche Bank AG..................................   1.5%  National City Bank................................   4.4%
      Dexia Bank........................................   8.9%  Northern Trust Co.................................   4.4%
      Fifth Third Bank..................................   4.4%  Standard Federal Bank NA..........................   4.4%
      JP Morgan Chase Bank..............................   4.5%  Westdeutsche Landesbank AG........................   8.9%
      Keybank NA........................................   1.9%

      *BOND INSURANCE
      AMBAC.............................................   3.0%  MBIA..............................................   4.4%
      FGIC..............................................   4.4%

      NEW JERSEY TAX-EXEMPT FUND 89.5%

      LETTER OF CREDIT

      Bank of New York..................................   9.9%  JP Morgan Chase Bank..............................   9.6%
      Bank of Nova Scotia...............................   4.7%  KBC NV, Brussels..................................   4.7%
      Barclays Bank PLC.................................   8.2%  Lloyds TSB Bank PLC...............................   4.7%
      BNP Paribas.......................................   4.3%  PNC Bank, NA......................................   4.9%
      Citibank, NA......................................   9.5%  Suntrust Bank.....................................   4.9%
      Fleet National Bank...............................   4.8%  Wachovia Bank NA..................................   4.8%
      FNMA..............................................   4.8%

      *BOND INSURANCE
      FGIC..............................................   4.8%  MBIA..............................................   4.9%

--------------------------------------------------------------------------------

      OHIO TAX-EXEMPT FUND 99.4%

      LETTER OF CREDIT

      ABN-AMRO Bank NV..................................  10.0%  JP Morgan Chase Bank..............................   4.5%
      Allied Irish Bank, PLC............................  10.0%  Keybank NA........................................   9.5%
      Bank of America NA................................   1.8%  National City Bank................................   8.2%
      Bank of Scotland..................................   5.0%  Northern Trust Co.................................   4.5%
      Bank One..........................................   5.5%  US Bank NA........................................   5.0%
      Barclays Bank PLC.................................   5.0%  Wachovia Bank NA..................................   4.5%
      Fifth Third Bank..................................   4.5%  Wells Fargo Bank NA...............................   3.4%
      Fleet National Bank...............................   4.5%

      *BOND INSURANCE
      AMBAC.............................................   4.5%  MBIA..............................................   4.5%
      FSA...............................................   4.5%

      PENNSYLVANIA TAX-EXEMPT FUND 99.5%

      LETTER OF CREDIT

      ABN-AMRO Bank NV..................................   4.8%  JP Morgan Chase Bank..............................   6.5%
      Allied Irish Bank, PLC............................   9.2%  KBC NV, Brussels..................................   3.1%
      Bank of America NA................................   4.8%  Landesbank Hessen-Thueringen Girozentrale.........   4.2%
      Bank of Nova Scotia...............................   2.2%  Northern Trust Co.................................   4.8%
      Bank One, NA......................................   3.9%  PNC Bank, NA......................................   4.8%
      BNP Paribas.......................................   4.8%  Rabobank Nederland................................   4.8%
      Dexia Bank........................................   8.1%  Suntrust Bank.....................................   4.8%
      Fleet National Bank...............................   9.7%  Toronto-Dominion Bank.............................   4.8%
      FNMA..............................................   4.8%  Wachovia Bank NA..................................   9.4%

      VIRGINIA TAX-EXEMPT FUND 71.1%

      LETTER OF CREDIT

      Bank of America NA................................   5.1%  JP Morgan Chase Bank..............................   9.4%
      Bank of Scotland..................................   5.1%  Suntrust Bank.....................................   8.7%
      Citibank, NA......................................   9.4%  US Bank, NA.......................................   5.1%
      Credit Suisse First Boston........................   5.1%  Wachovia Bank NA..................................   9.4%
      FHLMC.............................................   8.7%

      *BOND INSURANCE
      AMBAC.............................................   5.1%

--------------------------------------------------------------------------------

      LOUISIANA MUNICIPAL MONEY-MARKET FUND 50.7%

      LETTER OF CREDIT

      Bank of America NA................................   8.5%  BNP Paribas.......................................   4.2%
      Bank One, NA......................................   4.2%  Landesbank Girozentrale Bayerische................   8.4%

      *BOND INSURANCE
      AMBAC.............................................   8.5%  MBIA..............................................   8.4%
      FGIC..............................................   8.5%

      MINNESOTA MUNICIPAL MONEY-MARKET FUND 62.1%

      LETTER OF CREDIT

      ABN-AMRO Bank NV..................................   4.5%  Landesbank Hessen-Thueringen Girozentrale.........   4.6%
      Bank of America NA................................   4.6%  US Bank, NA.......................................   4.5%
      Harris Trust & Savings Bank.......................   3.0%  Wells Fargo Bank NA...............................   9.1%
      JP Morgan Chase Bank..............................   4.5%  Westdeutsche Landesbank AG........................   9.1%

      *BOND INSURANCE
      AMBAC.............................................   9.1%  MBIA..............................................   9.1%

      *Some securities may be backed by both a line of credit and bond insurance.

(5)  COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------

     At November 30, 2003, the composition of each Fund's net assets was as follows:

                                   NEW YORK     CALIFORNIA   CONNECTICUT    FLORIDA    MASSACHUSETTS
                                     FUND          FUND         FUND         FUND          FUND
                                 ------------  ------------  -----------  -----------  -------------
      Par Value................  $    196,364  $    100,325  $    25,070  $   38,360    $    18,497
      Additional-Paid-in-Capital...  196,167,246  100,224,797  25,044,554 38,591,860     18,478,233
                                 ------------  ------------  -----------  -----------   -----------
      Net Assets...............  $196,363,610  $100,325,122  $25,069,624  $38,630,220   $18,496,730
                                 ============  ============  ===========  ===========   ===========

                                   MICHIGAN     NEW JERSEY      OHIO      PENNSYLVANIA   VIRGINIA
                                     FUND          FUND         FUND          FUND         FUND
                                 ------------  ------------  -----------  ------------  -----------
      Par Value................  $      6,757  $     51,416  $    11,034  $    45,764   $    13,784
      Additional-Paid-in-Capital...    6,750,520   51,364,948  11,022,583  45,717,829    13,770,577
                                 ------------  ------------  -----------  -----------   -----------
      Net Assets...............  $  6,757,277  $ 51,416,364  $11,033,617  $45,763,593   $13,784,361
                                 ============  ============  ===========  ===========   ===========

                                                LOUISIANA FUND  MINNESOTA FUND
                                                --------------  --------------
      Par Value...............................     $     17        $     33
      Additional-Paid-in-Capital..............      165,699         329,756
                                                   --------        --------
      Net Assets..............................     $165,716        $329,789
                                                   ========        ========

(6)  FINANCIAL HIGHLIGHTS:

--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                           SIX MONTHS
                                                             ENDED                       YEARS ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                              2003        2003       2002       2001       2000       1999
                                                          ------------  ---------  ---------  ---------  ---------  ---------
      NEW YORK TAX-EXEMPT FUND
      ----------------------------------------------
      Net asset value at beginning of period............    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------    --------   --------   --------   --------   --------
      Net investment income.............................      0.0003      0.0034     0.0095     0.0281     0.0258     0.0222
      Dividends from net investment income..............     (0.0003)    (0.0034)   (0.0095)   (0.0281)   (0.0258)   (0.0222)
                                                            --------    --------   --------   --------   --------   --------
      Net asset value at end of period..................    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            ========    ========   ========   ========   ========   ========
      Total Return......................................        0.03%       0.34%      0.95%      2.87%      2.58%      2.22%
      RATIOS/SUPPLEMENTAL DATA
      ----------------------------------------------
      Net assets end of period (millions)...............    $  196.4    $  228.4   $  234.4   $  281.6   $  228.4   $  186.0
      Ratio of expenses to average net assets...........        1.00%(b)     1.00%     1.01%      1.01%      1.00%      1.00%
      Ratio of net investment income (loss) to average
        net assets......................................       (0.11)%(b)     0.33%     0.94%     2.81%      2.55%      2.19%
      Ratio of expenses to average net assets net of fee
        waivers.........................................        0.83%(b)     0.99%     1.01%      1.01%      1.00%      1.00%
      Ratio of net investment income to average net
        assets net of fee waivers.......................        0.06%(b)     0.34%     0.94%      2.81%      2.55%      2.19%

                                  SIX MONTHS                                      PERIOD
                                    ENDED            YEARS ENDED MAY 31,          ENDED
                                 NOVEMBER 30,  -------------------------------   MAY 31,
                                     2003        2003       2002       2001      2000(A)
                                 ------------  ---------  ---------  ---------  ----------
      CALIFORNIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                                   --------    --------   --------   --------    --------
      Net investment income....      0.0003      0.0033     0.0098     0.0236      0.0208
      Dividends from net
        investment income......     (0.0003)    (0.0033)   (0.0098)   (0.0236)    (0.0208)
                                   --------    --------   --------   --------    --------
      Net asset value at end of
        period.................    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                                   ========    ========   ========   ========    ========
      Total Return.............        0.03%       0.33%      0.98%      2.42%       2.08%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $  100.3    $  109.0   $  109.3   $  136.2    $   91.4
      Ratio of expenses to
        average net assets.....        1.00%(b)     1.00%     1.01%      1.00%       1.00%(b)
      Ratio of net investment
        income (loss) to
        average net assets.....       (0.08)%(b)     0.31%     1.00%     2.36%       2.27%(b)
      Ratio of expenses to
        average net assets net
        of fee waivers.........        0.85%(b)     0.99%     1.01%      1.00%       0.96%(b)
      Ratio of net investment
        income to average net
        assets net of fee
        waivers................        0.07%(b)     0.32%     1.00%      2.36%       2.31%(b)

--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED                  YEARS ENDED MAY 31,
                                                          NOVEMBER 30,  --------------------------------------------
                                                              2003        2003     2002     2001     2000     1999
                                                          ------------  --------  -------  -------  -------  -------
      CONNECTICUT TAX-EXEMPT FUND
      ---------------------------------------------
      Net asset value at beginning of period............    $1.0000     $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                                            -------     -------   -------  -------  -------  -------
      Net investment income.............................     0.0003      0.0025    0.0092   0.0273   0.0248   0.0221
      Dividends from net investment income..............    (0.0003)    (0.0025)  (0.0092) (0.0273) (0.0248) (0.0221)
                                                            -------     -------   -------  -------  -------  -------
      Net asset value at end of period..................    $1.0000     $1.0000   $1.0000  $1.0000  $1.0000  $1.0000
                                                            =======     =======   =======  =======  =======  =======
      Total Return......................................       0.03%       0.25%     0.92%    2.75%    2.48%    2.21%
      RATIOS/SUPPLEMENTAL DATA
      ---------------------------------------------
      Net assets end of period (millions)...............    $  25.1     $  36.4   $  41.2  $  40.2  $  51.1  $  55.4
      Ratio of expenses to average net assets...........       1.00%(b)    1.00%     1.01%    1.01%    1.00%    1.00%
      Ratio of net investment income (loss) to average
        net assets......................................      (0.12)%(b)    0.23%    0.92%    2.73%    2.42%    2.17%
      Ratio of expenses to average net assets net of fee
        waivers.........................................       0.83%(b)    0.98%     1.01%    1.01%    1.00%    1.00%
      Ratio of net investment income to average net
        assets net of fee waivers.......................       0.06%(b)    0.25%     0.92%    2.73%    2.42%    2.17%

                                  SIX MONTHS
                                    ENDED                       YEARS ENDED MAY 31,
                                 NOVEMBER 30,  -----------------------------------------------------
                                     2003        2003       2002       2001       2000       1999
                                 ------------  ---------  ---------  ---------  ---------  ---------
      FLORIDA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                   -------      -------    -------    -------    -------    -------
      Net investment income....     0.0003       0.0036     0.0105     0.0294     0.0272     0.0237
      Dividends from net
        investment income......    (0.0003)     (0.0036)   (0.0105)   (0.0294)   (0.0272)   (0.0237)
                                   -------      -------    -------    -------    -------    -------
      Net asset value at end of
        period.................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                   =======      =======    =======    =======    =======    =======
      Total Return.............       0.03%        0.36%      1.05%      2.98%      2.72%      2.37%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $  38.6      $  45.9    $  32.1    $  28.9    $  28.9    $  22.6
      Ratio of expenses to
        average net assets.....       1.00%(b)     1.00%      1.00%      1.01%      1.00%      1.00%
      Ratio of net investment
        income (loss) to
        average net assets.....      (0.06)%(b)     0.34%     0.99%      2.94%      2.68%      2.30%
      Ratio of expenses to
        average net assets net
        of fee waivers.........       0.87%(b)     0.99%      1.00%      1.01%      1.00%      1.00%
      Ratio of net investment
        income to average net
        assets net of fee
        waivers................       0.07%(b)     0.35%      0.99%      2.94%      2.68%      2.30%

--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED                       YEARS ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                              2003        2003       2002       2001       2000       1999
                                                          ------------  ---------  ---------  ---------  ---------  ---------
      MASSACHUSETTS TAX-EXEMPT FUND
      ---------------------------------------------
      Net asset value at beginning of period............    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                            -------      -------    -------    -------    -------    -------
      Net investment income.............................     0.0003       0.0030     0.0099     0.0279     0.0256     0.0220
      Dividends from net investment income..............    (0.0003)     (0.0030)   (0.0099)   (0.0279)   (0.0256)   (0.0220)
                                                            -------      -------    -------    -------    -------    -------
      Net asset value at end of period..................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                            =======      =======    =======    =======    =======    =======
      Total Return......................................       0.03%        0.30%      0.99%      2.85%      2.56%      2.20%
      RATIOS/SUPPLEMENTAL DATA
      ---------------------------------------------
      Net assets end of period (millions)...............    $  18.5      $  20.8    $  21.0    $  18.8    $  16.1    $  19.9
      Ratio of expenses to average net assets...........       1.00%(b)     1.00%      1.00%      1.00%      1.00%      1.00%
      Ratio of net investment income (loss) to average
        net assets......................................      (0.09)%(b)     0.28%     0.99%      2.79%      2.55%      2.17%
      Ratio of expenses to average net assets net of fee
        waivers.........................................       0.85%(b)     0.98%      1.00%      1.00%      1.00%      1.00%
      Ratio of net investment income to average net
        assets net of fee waivers.......................       0.06%(b)     0.30%      0.99%      2.79%      2.55%      2.17%

                                  SIX MONTHS                                                 PERIOD
                                    ENDED                 YEARS ENDED MAY 31,                ENDED
                                 NOVEMBER 30,  ------------------------------------------   MAY 31,
                                     2003        2003       2002       2001       2000      1999(C)
                                 ------------  ---------  ---------  ---------  ---------  ----------
      MICHIGAN TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                   -------      -------    -------    -------    -------    -------
      Net investment income....     0.0003       0.0029     0.0080     0.0276     0.0263     0.0118
      Dividends from net
        investment income......    (0.0003)     (0.0029)   (0.0080)   (0.0276)   (0.0263)   (0.0118)
                                   -------      -------    -------    -------    -------    -------
      Net asset value at end of
        period.................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                   =======      =======    =======    =======    =======    =======
      Total Return.............       0.03%        0.29%      0.81%      2.83%      2.63%      1.18%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $   6.8      $   7.9    $   8.5    $   4.8    $   2.2    $   1.2
      Ratio of expenses to
        average net assets.....       1.00%(b)     1.00%      1.01%      1.00%      1.00%      1.00%(b)
      Ratio of net investment
        income (loss) to
        average net assets.....      (0.09)%(b)     0.27%     0.63%      2.76%      2.60%      2.02%(b)
      Ratio of expenses to
        average net assets net
        of fee waivers.........       0.84%(b)     0.98%      1.00%      1.00%      1.00%      0.49%(b)
      Ratio of net investment
        income to average net
        assets net of fee
        waivers................       0.06%(b)     0.29%      0.64%      2.76%      2.60%      2.53%(b)

--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED                       YEARS ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                              2003        2003       2002       2001       2000       1999
                                                          ------------  ---------  ---------  ---------  ---------  ---------
      NEW JERSEY TAX-EXEMPT FUND
      ---------------------------------------------
      Net asset value at beginning of period............    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                            -------      -------    -------    -------    -------    -------
      Net investment income.............................     0.0003       0.0029     0.0101     0.0277     0.0249     0.0223
      Dividends from net investment income..............    (0.0003)     (0.0029)   (0.0101)   (0.0277)   (0.0249)   (0.0223)
                                                            -------      -------    -------    -------    -------    -------
      Net asset value at end of period..................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                                            =======      =======    =======    =======    =======    =======
      Total Return......................................       0.03%        0.29%      1.01%      2.83%      2.49%      2.23%
      RATIOS/SUPPLEMENTAL DATA
      ---------------------------------------------
      Net assets end of period (millions)...............    $  51.4      $  56.0    $  57.5    $  52.9    $  44.4    $  41.3
      Ratio of expenses to average net assets...........       1.00%(b)     1.00%      1.01%      1.01%      1.05%      1.00%
      Ratio of net investment income (loss) to average
        net assets......................................      (0.10)%(b)     0.25%     0.94%      2.77%      2.46%      2.17%
      Ratio of expenses to average net assets net of fee
        waivers.........................................       0.84%(b)     0.97%      1.01%      1.01%      1.05%      1.00%
      Ratio of net investment income to average net
        assets net of fee waivers.......................       0.06%(b)     0.28%      0.94%      2.77%      2.46%      2.17%

                                  SIX MONTHS
                                    ENDED                       YEARS ENDED MAY 31,
                                 NOVEMBER 30,  -----------------------------------------------------
                                     2003        2003       2002       2001       2000       1999
                                 ------------  ---------  ---------  ---------  ---------  ---------
      OHIO TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                   -------      -------    -------    -------    -------    -------
      Net investment income....     0.0003       0.0030     0.0082     0.0281     0.0256     0.0236
      Dividends from net
        investment income......    (0.0003)     (0.0030)   (0.0082)   (0.0281)   (0.0256)   (0.0236)
                                   -------      -------    -------    -------    -------    -------
      Net asset value at end of
        period.................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                   =======      =======    =======    =======    =======    =======
      Total Return.............       0.03%        0.30%      0.83%      2.88%      2.56%      2.36%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $  11.0      $  10.4    $   5.7    $   8.1    $   8.9    $   1.2
      Ratio of expenses to
        average net assets.....       1.00%(b)     1.00%      1.01%      1.00%      1.00%      1.00%
      Ratio of net investment
        income (loss) to
        average net assets.....      (0.06)%(b)     0.28%     0.81%      2.81%      2.95%      2.16%
      Ratio of expenses to
        average net assets net
        of fee waivers.........       0.88%(b)     0.99%      1.01%      1.00%      1.00%      0.83%
      Ratio of net investment
        income to average net
        assets net of fee
        waivers................       0.06%(b)     0.29%      0.81%      2.81%      2.95%      2.32%

--------------------------------------------------------------------------------

                                  SIX MONTHS
                                    ENDED                       YEARS ENDED MAY 31,
                                 NOVEMBER 30,  -----------------------------------------------------
                                     2003        2003       2002       2001       2000       1999
                                 ------------  ---------  ---------  ---------  ---------  ---------
      PENNSYLVANIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                   -------      -------    -------    -------    -------    -------
      Net investment income....     0.0003       0.0036     0.0097     0.0287     0.0276     0.0234
      Dividends from net
        investment income......    (0.0003)     (0.0036)   (0.0097)   (0.0287)   (0.0276)   (0.0234)
                                   -------      -------    -------    -------    -------    -------
      Net asset value at end of
        period.................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                   =======      =======    =======    =======    =======    =======
      Total Return.............       0.03%        0.36%      0.97%      2.97%      2.76%      2.34%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $  45.8      $  40.6    $  51.5    $  34.1    $  21.1    $  16.9
      Ratio of expenses to
        average net assets.....       1.00%(b)     1.00%(c)     1.01%     1.00%     1.00%      1.00%
      Ratio of net investment
        income (loss) to
        average net assets.....      (0.04)%(b)     0.34%(c)     0.89%     2.87%     2.73%     2.28%
      Ratio of expenses to
        average net assets net
        of fee waivers.........       0.90%(b)     1.00%      1.01%      1.00%      1.00%      1.00%
      Ratio of net investment
        income to average net
        assets net of fee
        waivers................       0.07%(b)     0.34%      0.89%      2.87%      2.73%      2.28%

                                  SIX MONTHS                                      PERIOD
                                    ENDED            YEARS ENDED MAY 31,          ENDED
                                 NOVEMBER 30,  -------------------------------   MAY 31,
                                     2003        2003       2002       2001      2000(D)
                                 ------------  ---------  ---------  ---------  ----------
      VIRGINIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000
                                   -------      -------    -------    -------    -------
      Net investment income....     0.0003       0.0025     0.0069     0.0253     0.0075
      Dividends from net
        investment income......    (0.0003)     (0.0025)   (0.0069)   (0.0253)   (0.0075)
                                   -------      -------    -------    -------    -------
      Net asset value at end of
        period.................    $1.0000      $1.0000    $1.0000    $1.0000    $1.0000
                                   =======      =======    =======    =======    =======
      Total Return.............       0.03%        0.25%      0.69%      2.77%      0.75%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............    $  13.8      $  11.3    $  13.0    $   6.7    $   2.1
      Ratio of expenses to
        average net assets.....       1.00%(b)     1.00%      1.01%      1.00%      1.01%(b)
      Ratio of net investment
        income (loss) to
        average net assets.....      (0.12)%(b)     0.19%     0.58%      2.53%      3.19%(b)
      Ratio of expenses to
        average net assets net
        of fee waivers.........       0.82%(b)     0.95%      0.99%      1.01%      0.97%(b)
      Ratio of net investment
        income to average net
        assets net of fee
        waivers................       0.06%(b)     0.24%      0.60%      2.53%      3.23%(b)

--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED
                                                          NOVEMBER 30,   YEAR ENDED    PERIOD ENDED
      LOUISIANA MUNICIPAL MONEY-MARKET FUND                   2003      MAY 31, 2003  MAY 31, 2002(E)
      -------------------------------------               ------------  ------------  ---------------
      Net asset value at beginning of period............    $1.0000       $1.0000         $1.0000
                                                            -------       -------         -------
      Net investment income.............................     0.0003        0.0032          0.0014
      Dividends from net investment income..............    (0.0003)      (0.0032)        (0.0014)
                                                            -------       -------         -------
      Net asset value at end of period..................    $1.0000       $1.0000         $1.0000
                                                            =======       =======         =======
      Total Return......................................       0.03%         0.32%           0.14%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $   0.2       $   0.1         $   0.1
      Ratio of expenses to average net assets...........       1.00%(b)      1.00%           1.04%(b)
      Ratio of net investment income (loss) to average
        net assets......................................      (0.39)%(b)     (0.11)%         0.36%(b)
      Ratio of expenses to average net assets net of fee
        waivers.........................................       0.54%(b)      0.57%           0.00%(b)
      Ratio of net investment income to average net
        assets net of fee waivers.......................       0.07%(b)      0.32%           1.15%(b)

                                                           SIX MONTHS
                                                             ENDED
                                                          NOVEMBER 30,   YEAR ENDED     PERIOD ENDED
      MINNESOTA MUNICIPAL MONEY-MARKET FUND                   2003      MAY 31, 2003   MAY 31, 2002(E)
      -------------------------------------               ------------  ------------  -----------------
      Net asset value at beginning of period............    $1.0000       $1.0000          $1.0000
                                                            -------       -------          -------
      Net investment income.............................     0.0003        0.0044           0.0017
      Dividends from net investment income..............    (0.0003)      (0.0044)         (0.0017)
                                                            -------       -------          -------
      Net asset value at end of period..................    $1.0000       $1.0000          $1.0000
                                                            =======       =======          =======
      Total Return......................................       0.03%         0.44%            0.17%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............    $   0.3       $   0.2          $   0.1
      Ratio of expenses to average net assets...........       1.00%(b)      1.00%            1.04%(b)
      Ratio of net investment income (loss) to average
        net assets......................................      (0.24)%(b)      0.12%           0.36%(b)
      Ratio of expenses to average net assets net of fee
        waivers.........................................       0.69%(b)      0.69%            0.00%(b)
      Ratio of net investment income to average net
        assets net of fee waivers.......................       0.07%(b)      0.43%            1.40%(b)

---------------

(a)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(b)  Annualized.
(c)  From December 14, 1998 (Commencement of Operations) to May 31,1999.
(d)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.
(e)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington, a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye a Director of The Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------

BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - present).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 73                     RNYTET, RMMMT and                              Resources, Inc. (meeting
2584 Morning Star Rd.       RPES.                                          management firm) (1987 - 2001).
Manasquan, NJ 08736
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
10 Maple St.                RPES.                                          Executive Vice President of
Port Washington, NY 11050                                                  Apartment Investment and Management
                                                                           Company ("AIMCO") (real estate
                                                                           investment trust) (1998 - present);
                                                                           Partner, Skadden, Arps, Slate,
                                                                           Meagher & Flom LLP (Law firm)
                                                                           (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 58                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 63                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and RPES.                                and Assistant Treasurer of RMC;
New York, NY 10001-3701                                                    and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 - present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

[THE RESERVE FUNDS(R) LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND
24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700  / /  www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/INTER/SEMI-ANNUAL 11/03

                           [THE RESERVE FUNDS(R) LOGO]

      SEMI-ANNUAL REPORT

       INTERSTATE TAX-EXEMPT FUND

       NOVEMBER 30, 2003

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.6%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             ARIZONA--3.8%
             Apache County IDA for Tucson Electric Power Co., 1.12%,
$ 3,100,000  12/15/18 (a)............................................  $       3,100,000
             Apache County IDA for Tucson Electric Power Co., 1.15%,
  2,000,000  12/1/20 (a).............................................          2,000,000
  2,800,000  Phoenix IDR for Del Mar Terrace, 1.10%,10/1/29 (a)......          2,800,000
             Pima County IDA for Tucson Electric Power Co.,
  3,400,000  Series A, 1.10%, 12/1/22 (a)............................          3,400,000
                                                                       -----------------
                                                                              11,300,000
                                                                       -----------------
             CALIFORNIA--10.6%
             California CDA for Continuing Care, 1.05%,
  1,000,000  11/15/28 (a)............................................          1,000,000
             California Statewide for Covenant Retirement Community,
  6,200,000  1.10%, 12/1/25 (a)......................................          6,200,000
             California Water Supply, Series B4-C9, 1.05 - 1.10%,
 12,000,000  5/1/22 (a)..............................................         12,000,000
             Contra Costa County MFH for Delta Square Apartments,
  1,800,000  Series H, 1.08%, 10/15/29 (a)...........................          1,800,000
  1,603,000  Irvine Assessment, District 87-8, 1.07%, 9/2/24 (a).....          1,603,000
  1,906,000  Irvine Assessment, District 94-13, 1.07%, 9/2/22 (a)....          1,906,000
             Irvine Ranch Water District, Series 95, 1.05%,
  1,200,000  1/1/21 (a)..............................................          1,200,000
             Orange County HDC for the Lakes, Series A, 1.08%,
  6,000,000  12/1/06 (a).............................................          6,000,000
                                                                       -----------------
                                                                              31,709,000
                                                                       -----------------
             COLORADO--0.8%
             Arapahoe County for Stratford State, 1.10%,
    700,000  11/1/17 (a).............................................            700,000
             Broomfield IDA for Buckeye Investments, 1.15%,
    700,000  12/1/09 (a).............................................            700,000
             Colorado Education Authority for Denver Art Museum,
  1,000,000  1.15%, 1/1/33 (a).......................................          1,000,000
                                                                       -----------------
                                                                               2,400,000
                                                                       -----------------
             CONNECTICUT--4.2%
             Connecticut Development Authority for Independent
  1,060,000  Living, 1.07%, 7/1/15 (a)...............................          1,060,000
             Connecticut HEFA for Klingberg Family Center, 1.10%,
    250,000  7/1/32 (a)..............................................            250,000
             Connecticut HEFA for Pomfret School Issue, Series A,
  1,800,000  1.05%, 7/1/24 (a).......................................          1,800,000
             Connecticut HEFA for Raphael Hospital, Series J, 1.03%,
  1,500,000  7/1/22 (a)..............................................          1,500,000
             Connecticut HEFA for Summerwood Univerity Park,
  2,800,000  Series A, 1.03 - 1.05%, 7/1/30 (a)......................          2,800,000
             Connecticut HEFA for Yale University, Series T-2, 1.08%,
    200,000  7/1/29 (a)..............................................            200,000
  1,950,000  Connecticut State GO, Series 1A, 1.15%, 2/15/21 (a).....          1,950,000
             Connecticut State GO, Series 97B, 1.06 - 1.10%,
  1,600,000  5/15/14 (a).............................................          1,600,000
             Shelton County HFA for Crosby Commons, 1.11%,
  1,440,000  1/1/31 (a)..............................................          1,440,000
                                                                       -----------------
                                                                              12,600,000
                                                                       -----------------
             FLORIDA--1.7%
             Broward County HFA for Jacaranda Village Apartments,
    310,000  1.12%, 9/1/22 (a).......................................            310,000
             Broward County HFA for Multi-Family Margate, 1.12%,
    200,000  11/1/05.................................................            200,000
             Collier County for Cleveland Health Clinic, 1.10%,
  1,000,000  1/1/35 (a)..............................................          1,000,000
    200,000  Lakeland Energy Systems Revenue, 1.08%, 10/1/35 (a).....            200,000
    900,000  Lakeland Energy Systems Revenue, 1.15%, 10/1/37 (a).....            900,000
             Lee County IDA HFA for Cypress Cove Healthpark,
    200,000  Series B, 1.09%, 10/1/07 (a)............................            200,000
  1,315,000  Orange County for YMCA, Series A, 1.15%, 5/1/27 (a).....          1,315,000
             Palm Beach County for Norton Gallery School of Art,
    350,000  1.12%, 5/1/30 (a).......................................            350,000
    250,000  Pinellas County HCF, 1.11%, 11/1/15 (a).................            250,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             FLORIDA (CONTINUED)
$   200,000  Port Orange for Palmer College, 1.10%, 10/1/32 (a)......  $         200,000
             Volusia County HEFA for South West Volusia Health,
     50,000  1.11%, 11/15/23 (a).....................................             50,000
             Volusia County IDR for Easter Seal Society of Volusia,
    175,000  1.21%, 9/1/21 (a).......................................            175,000
                                                                       -----------------
                                                                               5,150,000
                                                                       -----------------
             GEORGIA--0.8%
             Georgia Municipal Assoc. Pool Bd. COP, 1.11%,
  1,338,320  12/15/20 (a)............................................          1,338,320
             Hapeville IDR for Hapeville Hotel, 1.05%,
    900,000  11/1/15 (a).............................................            900,000
                                                                       -----------------
                                                                               2,238,320
                                                                       -----------------
             HAWAII--1.0%
             Honolulu City & County GO, Series 2001C, 1.00%,
  1,875,000  12/1/13 (b).............................................          1,875,806
             Honolulu City & County GO, Series 2001C, 1.30%,
  1,000,000  12/4/03 (b).............................................          1,000,000
                                                                       -----------------
                                                                               2,875,806
                                                                       -----------------
             IOWA--0.3%
             Des Moines HRB for Iowa Methodist Medical Center, 1.15%,
  1,000,000  8/1/15 (a)..............................................          1,000,000
                                                                       -----------------
             ILLINOIS--4.6%
  1,000,000  Chicago WSR, 1.10%, 11/1/30 (a).........................          1,000,000
             Illinois DFA for Jewish Council Youth Services, 1.20%,
  3,000,000  9/1/28 (a)..............................................          3,000,000
             Illinois DFA for Learn Charter School, 1.20%,
  5,000,000  9/1/33 (a)..............................................          5,000,000
    700,000  Illinois DFA for WBEZ Alliance, 1.10%, 3/1/29 (a).......            700,000
             Illinois EFA for Museum of National History, 1.10%,
    900,000  11/1/25 (a).............................................            900,000
  1,700,000  McCook County for Saint Andrews, 1.15%, 12/1/21 (a).....          1,700,000
             Streamwood for Olde Church Centre, 1.20%,
  1,335,000  12/1/14 (a).............................................          1,335,000
                                                                       -----------------
                                                                              13,635,000
                                                                       -----------------
             INDIANA--0.8%
             Indiana HCF for County Mental Health & Rehab, 1.15%,
    395,000  11/1/20 (a).............................................            395,000
             Logansport EDA for Modine Manufacturing Co., 1.32%,
  1,500,000  1/1/08 (a)..............................................          1,500,000
             Marshall County EDA for Culver Foundation, 1.15%,
    500,000  1/1/35 (a)..............................................            500,000
                                                                       -----------------
                                                                               2,395,000
                                                                       -----------------
             KENTUCKY--3.2%
  2,000,000  Ashland PCR for Ashland Oil Inc., 1.08%, 4/1/09 (a).....          2,000,000
             Covington IDR for Baptist Convalescent, 1.15%,
    565,000  4/1/19 (a)..............................................            565,000
             Lexington Fayette EDU Building Revenue, 1.12%,
  4,900,000  9/1/22 (a)..............................................          4,900,000
             Lexington Fayette URF for Richmond Place Assoc., 1.20%,
  2,000,000  4/1/04 (a)..............................................          2,000,000
                                                                       -----------------
                                                                               9,465,000
                                                                       -----------------
             LOUISIANA--1.0%
             Baton Rouge for Rhone-Poulenc Inc., 1.10%,
    493,000  12/1/11 (a).............................................            493,000
             Lake Charles District Revenue for Conoco, Series A,
    993,000  1.12%, 9/1/29 (a).......................................            993,000
             Louisiana PFA for Kenner Hotel Ltd., 1.05%,
      6,000  12/1/15 (a).............................................              6,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             LOUISIANA (CONTINUED)
             Louisiana State University for Agriculture & Mechanical
$ 1,386,000  College, 1.12%, 7/1/30 (a)..............................  $       1,386,000
             South Louisiana Port Marine Terminal for Occidental
     86,000  Petroleum Corp., 1.10%, 7/1/21 (a)......................             86,000
                                                                       -----------------
                                                                               2,964,000
                                                                       -----------------
             MASSACHUSETTS--4.8%
    500,000  Boston WSR, Series A, 1.07%, 11/1/24 (a)................            500,000
             Massachusetts DFA for Bedford Notre Dame Health Care,
    955,000  1.19%, 10/1/29 (a)......................................            955,000
             Massachusetts DFA for Jewish High School, 1.08%,
    100,000  6/1/32 (a)..............................................            100,000
             Massachusetts DFA for New Bedford Whaling Museum, 1.15%,
    100,000  9/1/29 (a)..............................................            100,000
             Massachusetts DFA for Smith College, 1.12%,
    355,000  7/1/24 (a)..............................................            355,000
             Massachusetts DFA IDR for Ocean Spray Cranberries,
    300,000  1.08%, 10/15/11 (a).....................................            300,000
             Massachusetts HEFA for Boston University, Series H,
    200,000  1.04%, 12/1/29 (a)......................................            200,000
             Massachusetts HEFA for Capital Asset Program, Series D,
  1,000,000  1.05%, 1/1/35 (a).......................................          1,000,000
             Massachusetts HEFA for Capital Asset Program, Series E,
  1,700,000  1.10%, 1/1/35 (a).......................................          1,700,000
             Massachusetts HEFA for Falmouth Assisted Living,
    200,000  Series A, 1.08%, 11/1/26 (a)............................            200,000
             Massachusetts HEFA for Harvard University, Series Y,
    200,000  1.05%, 7/1/35 (a).......................................            200,000
             Massachusetts HEFA for Massachusetts Institute of
    100,000  Technology, Series J2, 1.05%, 7/1/31 (a)................            100,000
             Massachusetts HEFA for University of Massachusetts,
  2,800,000  Series A, 1.08%, 11/1/30 (a)............................          2,800,000
             Massachusetts HEFA for Wellesley College, Series E,
    200,000  1.08%, 7/1/22 (a).......................................            200,000
             Massachusetts HEFA for Williams College, Series E,
    100,000  1.02%, 8/1/14 (a).......................................            100,000
             Massachusetts HFA for Multifamily Housing, 1.08%,
    300,000  1/15/10 (a).............................................            300,000
             Massachusetts IFA for Lowell Mills Association, 1.10%,
    285,000  12/1/20 (a).............................................            285,000
    950,000  Massachusetts WRA, Series 99B, 1.05%, 8/1/28 (a)........            950,000
    500,000  Massachusetts WRA, Series C, 1.05%, 8/1/20 (a)..........            500,000
    150,000  Massachusetts WRA, Series C, 1.10%, 8/1/20 (a)..........            150,000
  3,400,000  Massachusetts WRA, Series C, 1.10%, 8/1/37 (a)..........          3,400,000
                                                                       -----------------
                                                                              14,395,000
                                                                       -----------------
             MARYLAND--4.0%
             Baltimore Housing for Spring Hill, 1.10%,
  1,000,000  9/20/28 (a).............................................          1,000,000
  1,000,000  Baltimore Mayor City Council, 1.12%, 8/1/16 (a).........          1,000,000
             Howard County Vantage House Facility, Series A, 1.10%
  3,900,000  6/1/32 (a)..............................................          3,900,000
             Maryland HEFA Pooled Loan Program, Series 1985, 1.08%,
  1,300,000  4/1/35 (a)..............................................          1,300,000
             Maryland HEFA Pooled Loan Program, Series D, 1.10%,
  1,770,000  1/1/29 (a)..............................................          1,770,000
             Maryland State Health & Higher Education for Carnegie
  1,000,000  Institute, 1.12%, 10/1/37 (a)...........................          1,000,000
             Maryland State Health & Higher Education for Trinity
  1,975,000  College, 1.11%, 11/1/26 (a).............................          1,975,000
                                                                       -----------------
                                                                              11,945,000
                                                                       -----------------
             MICHIGAN--4.5%
             Detroit Economic Water Front, Series A, 1.10%,
    453,000  5/1/09 (a)..............................................            453,000
             Garden City Hospital Finance Authority, Series 96A,
    405,000  1.13%, 9/1/26 (a).......................................            405,000
             Gaylord Hospital for Otsego Memorial Hospital, 1.12%,
    380,000  12/1/26 (a).............................................            380,000
             Green Lake EDA for Interlocken Center Arts, 1.12%,
  3,200,000  6/1/27 (a)..............................................          3,200,000
             Jackson County EDC for Thrifty Leoni Inc., 1.13%,
  1,300,000  12/1/14 (a).............................................          1,300,000
             Jackson County EDC for Vista Grande Villa, Series A,
    300,000  1.10%, 11/1/31 (a)......................................            300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             MICHIGAN (CONTINUED)
             Michigan Building Authority for Multi Modual Facilities
$   345,000  Program II, 1.10%, 10/15/36 (a).........................  $         345,000
    400,000  Michigan HDA for Pine Ridge Ltd., 1.12%, 10/1/07 (a)....            400,000
             Michigan HDA for United Jewish Foundation, 1.15%,
    100,000  6/1/25 (a)..............................................            100,000
    400,000  Michigan HDA, Series B, 1.12%, 4/1/19 (a)...............            400,000
             Michigan Job Development Authority for Wyandotte Court,
  1,350,000  1.10%, 12/1/09 (a)......................................          1,350,000
             Michigan Municipal Bond Authority, RAW,
  2,700,000  Series 2003B1-2, 1.03%, 8/23/04 (b).....................          2,718,781
             Michigan Strategic Fund for Clark Retirement Community,
    500,000  1.10%, 6/1/31 (a).......................................            500,000
             Michigan Strategic Fund for Consumers Power, 1.12%,
    100,000  4/15/18 (a).............................................            100,000
             Michigan Strategic Fund for Henry Ford Museum Village,
    900,000  1.10%, 12/1/33 (a)......................................            900,000
             Michigan Strategic Fund for Peachwood Center
    200,000  Association, 1.10%, 6/1/16 (a)..........................            200,000
    500,000  Oakland University, 1.12%, 3/1/31 (a)...................            500,000
                                                                       -----------------
                                                                              13,551,781
                                                                       -----------------
             MINNESOTA--3.8%
             Beltrami County for Northwood Panelboard, 1.05%,
    185,000  12/1/21 (a).............................................            185,000
             Brooklyn for Brookdale Corp., Series II, 1.15%,
    285,000  12/1/14 (a).............................................            285,000
             Cohasset for Minnesota Power & Light, 1.10%,
    985,000  6/1/13 (a)..............................................            985,000
             Duluth Tax Revenue for Lake Superior Paper, 1.10%,
  2,955,000  9/1/10 (a)..............................................          2,955,000
    255,000  Hennepin County, Series B, 1.00%, 12/1/20 (a)...........            255,000
  1,440,000  Hennepin County, Series C, 1.00%, 12/1/10 (a)...........          1,440,000
  1,475,000  Minneapolis for Seven Corners, 1.10%, 11/1/31 (a).......          1,475,000
             New Brighton IDA for Unicare Homes, 1.13%,
  1,385,000  12/1/14 (a).............................................          1,385,000
  2,285,000  Regents University, Series A, 1.15%, 7/1/08 (a).........          2,285,000
             Roseville Commercial Development for Berger Transfer &
    205,000  Storage, 1.10%, 12/1/15 (a).............................            205,000
                                                                       -----------------
                                                                              11,455,000
                                                                       -----------------
             MISSOURI--0.1%
             Platte County IDR for Platte Care Facility, 1.45%,
    255,000  10/1/10 (a).............................................            255,000
                                                                       -----------------
             NEBRASKA--0.1%
    390,000  Buffalo County GO, Series 85, 1.20%, 2/1/15 (a).........            390,000
                                                                       -----------------
             NEW HAMPSHIRE--1.1%
             New Hampshire HEFA for Exeter Hospital, Series B, 1.12%,
  3,360,000  10/1/23 (a).............................................          3,360,000
                                                                       -----------------
             NEW JERSEY--6.5%
             Atlantic County Pooled Government Loan Program, 1.10%,
    500,000  7/1/26 (a)..............................................            500,000
             Camden County Improvement Authority for Village Harvest,
    700,000  1.07%, 7/1/29 (a).......................................            700,000
             Jersey City Redevelopment Authority for Dixon Mills
    100,000  Apartments, 1.10%, 5/15/30 (a)..........................            100,000
             Monmouth County Pooled Government Loan Program, 1.05%,
  5,100,000  8/1/16 (a)..............................................          5,100,000
    900,000  New Jersey EDA for Bayonne Dock, 1.08%, 12/1/27 (a).....            900,000
             New Jersey EDA for Catholic Community Services, 1.19%,
    100,000  11/1/13 (a).............................................            100,000
             New Jersey EDA for Church & Dwight, 0.98%,
    545,000  12/1/08 (a).............................................            545,000
             New Jersey EDA for Economic Growth, Series F, 1.10%,
    110,000  8/1/14 (a)..............................................            110,000
             New Jersey EDA for El Dorado Terminals, 1.08%,
  1,000,000  12/1/21 (a).............................................          1,000,000
             New Jersey EDA for Geriatrics Services Housing Corp.,
    550,000  1.08%, 11/1/31 (a)......................................            550,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             NEW JERSEY (CONTINUED)
             New Jersey EDA for RJB Associates, ERN, 1.05%,
$ 1,605,000  8/1/08 (a)..............................................  $       1,605,000
             New Jersey EDA for US Golf Association, 1.05%,
  2,530,000  5/1/23 (a)..............................................          2,530,000
             New Jersey HCF for Capital Health System, Series A-3,
  1,500,000  1.07%, 7/1/21 (a).......................................          1,500,000
             New Jersey HCF for Christ Hospital, Series A-2, 1.05%,
    200,000  7/1/13 (a)..............................................            200,000
             New Jersey HCF for Hospital Capital Asset, Series C,
  3,100,000  1.08%, 7/1/35 (a).......................................          3,100,000
             New Jersey HCF for Saint Barnabas, Series 2001A, 1.08%,
    650,000  7/1/31 (a)..............................................            650,000
             New Jersey Sports Expo Authority, Series C, 1.08%,
    100,000  9/1/24 (a)..............................................            100,000
             New Jersey Turnpike Authority, Series 91D, 1.10%,
    200,000  1/1/18 (a)..............................................            200,000
                                                                       -----------------
                                                                              19,490,000
                                                                       -----------------
             NEW YORK--20.7%
             Guilderland IDA for Eastern Industrial Park, 1.10%,
  2,700,000  12/1/08 (a).............................................          2,700,000
  5,200,000  New York City GO, Series A4, 1.10%, 8/1/21 (a)..........          5,200,000
  9,800,000  New York City GO, Series C4, 1.10%, 8/1/20 (a)..........          9,800,000
  2,600,000  New York City GO, Series F4, 1.10%, 2/15/20 (a).........          2,600,000
  5,945,000  New York City GO, Series H2, 1.10%, 8/1/10 (a)..........          5,945,000
    150,000  New York City GO, Series H3, 1.08%, 8/1/22 (a)..........            150,000
             New York City HDC for Monterey, Series A, 1.10%,
  7,600,000  11/15/19 (a)............................................          7,600,000
             New York City LGAC, Series C, D & E, 1.07% - 1.10%,
 13,300,000  4/1/25 (a)..............................................         13,300,000
    990,000  New York City MWFA WSR, 1.05%, 6/15/23 (a)..............            990,000
             New York State Dorm Authority TAN Personal Income Tax,
  4,440,000  1.00%, 12/15/03 (b).....................................          4,441,682
             New York State Energy Research & Development,
    500,000  Series 94C, 1.07%, 6/1/29 (a)...........................            500,000
             New York State Energy Research & Development, Series B,
  2,125,000  1.05%, 2/1/29 (a).......................................          2,125,000
             New York State HFA for 10 Liberty Street, 1.10%,
  1,255,000  11/1/35 (a).............................................          1,255,000
             New York State HFA for Bleecker Terrace Apt., 1.15%,
    900,000  7/1/15 (a)..............................................            900,000
             New York State HFA for Liberty View, Series A, 1.10%,
  1,300,000  11/15/19 (a)............................................          1,300,000
  2,850,000  New York State HFA, Series C, 1.10%, 3/15/26 (a)........          2,850,000
                                                                       -----------------
                                                                              61,656,682
                                                                       -----------------
             NORTH CAROLINA--1.0%
  1,000,000  Lenoir County PCR for Texas Gulf, 1.25%, 12/1/03 (a)....          1,000,000
             North Carolina EFA for Cardinal Gibbons, 1.10%,
    900,000  8/1/14 (a)..............................................            900,000
             North Carolina Medical Care Community for Stanley Total
  1,200,000  Living Center, 1.16%, 4/1/18 (a)........................          1,200,000
                                                                       -----------------
                                                                               3,100,000
                                                                       -----------------
             OHIO--7.5%
             Butler County Healthcare Facility for Lifesphere, 1.10%,
    450,000  5/1/27 (a)..............................................            450,000
             Centerville Health for Bethany Lutheran, 1.13%,
    200,000  5/1/08 (a)..............................................            200,000
             Clinton County Airport for Wilmington Air Park, Inc.,
    500,000  1.11%, 6/1/11 (a).......................................            500,000
             Columbus Tax Increment for Lyra Gemini Polaris, 1.12%,
    200,000  8/1/11 (a)..............................................            200,000
             Cuyahoga County EDA for Cleveland Clinic, Series B-1,
    150,000  1.10%, 1/1/35 (a).......................................            150,000
             Cuyahoga County EDA for Cleveland Health, 1.15%,
  2,300,000  3/1/32 (a)..............................................          2,300,000
             Cuyahoga County HRB for Cleveland Botanical, 1.13%,
  3,400,000  7/1/31 (a)..............................................          3,400,000
             Evandale County IDR for SHV Real Estate, Inc., 1.14%,
  3,100,000  9/1/15 (a)..............................................          3,100,000
             Franklin County Community Network, 1.12%,
  1,000,000  12/1/20 (a).............................................          1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             OHIO (CONTINUED)
             Franklin County for US Health Corp., Series 96A, 1.06%,
$   100,000  12/1/21 (a).............................................  $         100,000
             Franklin County for US Health Corp., Series B, 1.06%,
    130,000  12/1/20 (a).............................................            130,000
    200,000  Green County IDA for Fairview, 1.10%, 1/10/11 (a).......            200,000
  1,900,000  Hamilton County HRB, 1.10%, 1/1/22 (a)..................          1,900,000
             Indian Hill EDA for Cincinnati Country Day School,
    950,000  1.15%, 5/1/19 (a).......................................            950,000
             Licking County for Health Care Facility, 1.15%,
  1,450,000  11/1/33 (a).............................................          1,450,000
    140,000  Lucas County for Toledo, 1.15%, 10/1/05 (a).............            140,000
             Marion County Hospital Pooled Lease Program, 1.13%,
    120,000  11/1/21 (a).............................................            120,000
             Middleburgh Heights for Southwest General Hospital,
  1,765,000  1.13%, 8/15/22 (a)......................................          1,765,000
             Ohio Air Quality DAR for Ohio Edison, Series C, 1.10%,
    900,000  6/1/23 (a)..............................................            900,000
    165,000  Ohio Air Quality DAR for Timken, 1.00%, 11/1/25 (a).....            165,000
             Ohio WDA PCR for Cleveland Electric, Series B, 1.10%,
    850,000  8/1/20 (a)..............................................            850,000
             Ottawa County HRB for Luther Home of Mercy, 1.16%,
  1,310,000  10/1/17 (a).............................................          1,310,000
             Stark County Port Authority Healthcare for Canton
  1,175,000  School, 1.16%, 2/1/27 (a)...............................          1,175,000
                                                                       -----------------
                                                                              22,455,000
                                                                       -----------------
             OKLAHOMA--0.2%
             Oklahoma City for Christian College, 1.75%,
    500,000  7/1/15 (a)..............................................            500,000
                                                                       -----------------
             OREGON--0.2%
    500,000  Portland MFH for South Park, 1.10%, 12/1/11 (a).........            500,000
                                                                       -----------------
             PENNSYLVANIA--7.2%
    100,000  Allegheny HDA for Dialysis Clinic, 1.10%, 12/1/19.......            100,000
             Blair County IDR for Village of Penn State, Series C,
    300,000  1.05%, 1/1/11 (a).......................................            300,000
  3,300,000  Bucks County IDA, 1.15%, 7/1/15 (a).....................          3,300,000
             Bucks County IDA for Law School Admin. Council, 1.10%,
  2,100,000  5/1/33 (a)..............................................          2,100,000
             Chartiers Valley IDA for 1133 Penn Ave Associates, A,
    659,000  1.15%, 8/1/07 (a).......................................            659,000
             Chester County HEFA for Simpson Meadows, 1.12%,
    700,000  10/1/30 (a).............................................            700,000
             Delaware County IDR for Sun, Inc., 1.10%,
  1,250,000  11/1/33 (a).............................................          1,250,000
             Delaware Valley Finance Authority, Series A, 1.08%,
    400,000  12/1/17 (a).............................................            400,000
             Delaware Valley Finance Authority, Series B, 1.08%,
  2,500,000  12/1/20 (a).............................................          2,500,000
             Lancaster County HRB for Bretheren Village, 1.15%,
    530,000  6/15/20 (a).............................................            530,000
  2,500,000  Lawrence County for Villa Maria,1.15%, 7/1/33 (a).......          2,500,000
             Lebanon County HCF for ECC Retirement Village, 1.15%,
  1,075,000  10/15/25 (a)............................................          1,075,000
    800,000  Lehigh County IDA, 1.15%, 12/1/15 (a)...................            800,000
             Montgomery County for Forge Gate Apartments, Series A,
    100,000  1.10%, 8/15/31 (a)......................................            100,000
             Montgomery County for Higher Ed. William Penn Charter,
  1,800,000  1.15%, 9/15/31 (a)......................................          1,800,000
             Pennnsylvania HEFA for Temple University, 1.08%,
    115,000  10/1/09 (a).............................................            115,000
             Philadelphia IDR for Fox Chase Cancer Center, 1.10%,
    500,000  7/1/25 (a)..............................................            500,000
             Quakertown General Authority Pooled Financing Program,
    100,000  Series A, 1.10%, 6/1/28 (a).............................            100,000
             Quakertown Hospital Authority for HPS Group, 1.10%,
    900,000  7/1/05 (a)..............................................            900,000
             Schuykill County IDA for Northeastern Power, 1.10%,
    200,000  12/1/22.................................................            200,000
             Scranton-Lackawanna Counties for University of Scranton,
    770,000  1.05%, 5/1/18 (b).......................................            770,000
             Wilkens Area IDA for Fairview Extended Care, 1.10%,
    880,000  1/1/21 (a)..............................................            880,000
                                                                       -----------------
                                                                              21,579,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             PUERTO RICO--0.1%
             Puerto Rico Governmental Development Bank, 1.01%,
$     7,000  12/1/15 (a).............................................  $           7,000
             Puerto Rico Highway & Transit Authority, Series A,
    256,000  1.07%, 7/1/28 (a).......................................            256,000
                                                                       -----------------
                                                                                 263,000
                                                                       -----------------
             SOUTH CAROLINA--0.4%
             Piedmont Muni Power Agency for South Carolina Electric,
  1,000,000  Series D, 1.08%, 1/1/25 (a)............................           1,000,000
                                                                       -----------------
             TENNESSEE--1.5%
             Chattanooga IDA for Baylor School, 1.10%,
    695,000  11/1/16 (a).............................................            695,000
             Metropolitan Government Nashville & Davidson County IDA
  1,870,000  for YMCA, 1.10%, 12/1/18 (a)............................          1,870,000
             Montgomery County Public Building Pooled Financing
  1,915,000  Authority, 1.10%, 11/1/27 (a)...........................          1,915,000
                                                                       -----------------
                                                                               4,480,000
                                                                       -----------------
             UTAH--0.7%
             Utah Transit Authority Sales Tax Revenue, Series B,
  2,000,000  1.10%, 9/1/32 (a).......................................          2,000,000
                                                                       -----------------
             VIRGINIA--2.4%
             Alexandria County IDA Pooled Loan, Series A, 1.15%,
    835,000  7/1/26 (a)..............................................            835,000
             Arlington County for Ballston Public Parking, 1.10%,
    400,000  8/1/17 (a)..............................................            400,000
             Chesapeake County IDA for Chesapeake General Hospital,
    600,000  Series B, 1.15%, 7/1/31 (a).............................            600,000
             Hampton County MFH for Avalon Apartments, 1.08%,
    475,000  6/15/26 (a).............................................            475,000
             Hampton County MFH for Shoreline Apartments, 1.10%,
    375,000  12/1/19 (a).............................................            375,000
             Loudoun County IDA for Falcons Landing, 1.12%,
  1,305,000  11/1/28 (a).............................................          1,305,000
             Norfolk IDA for Hospital Facilities-Childrens, 1.10%,
    300,000  6/1/20 (a)..............................................            300,000
             Peninsula Port Authority for Dominion Terminal, 1.00%,
    500,000  7/1/16 (a)..............................................            500,000
             Peninsula Port Authority for Dominion Terminal, 1.11%,
    405,000  7/1/16 (a)..............................................            405,000
             Richmond IDA for Church Schools of Virginia, 1.07%,
    200,000  12/1/31 (a).............................................            200,000
             Roanoke IDA for Carilion Health Systems, 1.10%,
  1,300,000  7/1/27 (a)..............................................          1,300,000
    300,000  University of Virginia, Series A, 1.07%, 6/1/34 (a).....            300,000
                                                                       -----------------
                                                                               6,995,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $297,102,589)...............      99.6%       297,102,589
                 OTHER ASSETS, LESS LIABILITIES......................       0.4%         1,177,461
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     298,280,050
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                 TO THE NET ASSETS OF EACH CLASS:
                 258,051,965 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 21,455,566 SHARES CLASS TREASURER'S TRUST.....................              $1.00
                                                                                 =================
                 10,015 SHARES CLASS 45........................................              $1.00
                                                                                 =================
                 18,562,104 SHARES CLASS 25....................................              $1.00
                                                                                 =================
                 100,782 SHARES CLASS 15.......................................              $1.00
                                                                                 =================
                 99,618 SHARES CLASS 8.........................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2003 (UNAUDITED) (CONTINUED)

         SECURITY TYPE ABBREVIATIONS
               Development Authority Revenue
DAR         -- Bonds
DFA         -- Development Finance Agency
               Evangelical Congregation
ECC         -- Church
               Economic Development Authority
EDA         -- Revenue Bonds
               Economic Development
EDC         -- Corporation
ERN         -- Economic Recovery Notes
EFA         -- Education Facilities Authority
GO          -- General Obligation Bonds
               Health Care Facilities Revenue
HCF         -- Bonds
HDA         -- Hospital Development Authority
               Health & Education Facilities
HEFA        -- Authority
HFA         -- Housing Finance Authority
HRB         -- Hospital Revenue Bonds
               Industrial Development
IDA         -- Authority Revenue Bonds
               Industrial Development Agency
IDR         -- Revenue Bonds
IFA         -- Industrial Finance Authority
               Local Government Assistance
LGAC        -- Corp.
               Multi-family Housing Revenue
MFH         -- Bonds
               Municipal Water Finance
MWFA        -- Authority
               Pollution Control Revenue
PCR         -- Bonds
PFA         -- Public Finance Authority
RAW         -- Revenue Anticipation Warrants
TAN         -- Tax Anticipation Notes
URF         -- Urban Residential Facilities
WDA         -- Water Development Authority
WRA         -- Water Resource Authority
               Water & Sewer System Revenue
WSR         -- Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on November 30, 2003, are subject to change periodically. Securities are payable on demand and are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)

INTEREST INCOME (Note 1)..........................  $1,673,524
                                                    ---------

EXPENSES (Note 2)
  Comprehensive management fees:
        Class R...................................  1,100,780
        Class Treasurer's Trust...................     93,152
        Class 45..................................         14
        Class 25..................................     23,167
        Class 15..................................         75
        Class 8...................................     14,741
  Distribution (12b-1) fees:
        Class R...................................    275,212
  Trustee fees....................................        681
                                                    ---------
    Total expenses before waiver..................  1,507,822
    Less: expenses waived (Note 2)................   (182,786)
                                                    ---------
    Net Expenses..................................  1,325,036
                                                    ---------

  NET INVESTMENT INCOME, Representing Net Increase
    in Net Assets from Investment Operations......  $ 348,488
                                                    =========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                            SIX MONTHS          YEAR
                                               ENDED            ENDED
                                           NOVEMBER 30,        MAY 31,
                                               2003             2003
                                          ---------------  ---------------
INCREASE IN NET ASSETS FROM INVESTMENT
  OPERATIONS:
  Net investment income.................   $     348,488   $     1,352,792
                                           -------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME (Note 1):
  Class R...............................         (87,507)       (1,016,021)
  Class Treasurer's Trust...............         (49,101)         (165,915)
  Class 45..............................             (15)               --
  Class 25..............................         (62,799)         (170,048)
  Class 15..............................            (391)             (391)
  Class 8...............................        (148,675)             (417)
                                           -------------   ---------------
Total dividends to shareholders.........        (348,488)       (1,352,792)
                                           -------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6) (at net asset value of $1.00 per share):
  Proceeds from sale of shares..........     812,555,697     1,226,716,977
  Dividends reinvested..................         348,488         1,352,792
  Cost of shares redeemed...............    (842,199,588)   (1,233,011,798)
                                           -------------   ---------------
                                             (29,295,403)       (4,942,029)
                                           -------------   ---------------
  Net decrease in net assets............     (29,295,403)       (4,942,029)

NET ASSETS:
  Beginning of period...................     327,575,453       332,517,482
                                           -------------   ---------------
  End of period.........................   $ 298,280,050   $   327,575,453
                                           =============   ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as an open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. As of November 30, 2003, the Trust's authorized shares of beneficial interest are unlimited and divided into eleven (11) series (funds):
     Interstate, Interstate II, California, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. These financial statements and notes apply only to the Interstate Tax-Exempt Fund (the "Fund"). The Interstate Tax-Exempt Fund currently offers eleven classes of shares: Class 8, Class 12, Class 15, Class 25, Class 35, Class 45, Treasurer's Trust, Class 70, Class 75, Class 95 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee. The comprehensive management fee, which is accrued daily, includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Fund's Distribution Plan, (the "Plan") and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at annual rates based on the average daily net assets of each class of the Fund, according to the following schedule:

                                                                                                      CLASS
      CLASS 8      CLASS 12     CLASS 15     CLASS 25     CLASS 35     CLASS 45     CLASS 70    TREASURER'S TRUST   CLASS 75
      -------     -----------  -----------  -----------  -----------  -----------  -----------  -----------------  -----------
          0.08%.      0.12%        0.15%        0.25%        0.35%        0.45%        0.50%             0.60%         0.55%


      CLASS 8      CLASS 95     CLASS R
      -------     -----------  ----------
          0.08%.      0.75%        0.80%

     During the six months ended November 30, 2003, RMCI voluntarily reduced it's fees for Class R of the Fund by $182,786. Certain Officers/Trustees of the Trust are also officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 plan with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees, for the sale and distribution of its shares. Currently, only Class R, Class 95, Class 75 and Class 70, participate in the plan. The rate of distribution expenses is 0.20% per year of the Classes' average daily net assets. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------
     The Fund invests substantially all of its assets in a portfolio of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order, to reduce the credit risk associated with such factors, 96.6% of the Funds investments were backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of the Fund's net assets:

   Letter of Credit
   ------------------------------
   ABN-AMRO Bank NY                  2.5%  KBC Bank HV, Brussels             1.9%
   Allied Irish Bank, PLC            3.0%  Keybank NA                        0.9%
   Bank of America NA                4.9%  La Salle Bank NA                  4.5%
   Bank of New York NA               1.7%  Landesbank Baden-Westdeutsche     1.7%
                                           Landesbank Girozentrale
   Bank of Nova Scotia               2.8%  Bayerische                        2.7%
                                           Landesbank Hessen-Thueringen
   Bank of Scotland                  1.3%  Girozentrale                      2.9%
   Bank One, NA                      2.3%  Lloyds TSB Bank PLC               0.2%
   Barclays Bank PLC                 0.3%  Mellon Bank NA                    0.7%
   BNP Paribas                       3.6%  National City Bank                1.0%
   Canadian Imperial Bank of
   Commerce                          0.6%  Northern Trust Co.                2.7%
   Citibank, NA                      3.3%  PNC Bank, NA                      2.8%
   Comerica Bank                     0.3%  Rabobank Nederland                0.3%
   Credit Suisse First Boston        0.2%  Societe Generale                  3.7%
   Deutsche Bank AG                  0.3%  Standard Federal Bank NA          0.1%
   Dexia Bank                        2.0%  State Street Bank & Trust Co.     1.0%
   FHLMC                             2.6%  Suntrust Bank                     2.6%
   Fifth Third Bank                  4.5%  Toronto-Dominion Bank             3.9%
   Fleet National Bank               4.5%  US Bank NA                        0.4%
   FNMA                              4.0%  Wachovia Bank NA                  3.6%
   Harris Trust and Savings Bank     3.3%  Wells Fargo Bank NA               1.9%
   HSBC USA                          0.1%  Westdeutsche Landesbank AG        0.6%
   JP Morgan Chase Bank              4.0%

*  Bond Insurance
   ------------------------------
   AMBAC                             0.1%  MBIA                              1.2%
   FGIC                              3.1%

---------------

  *  Some securities are backed by both a line of credit and bond insurance.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At November 30, 2003 the Fund's net assets consisted of $298,280 par value and $297,981,770 additional paid-in-capital.

(6)  CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------

     For the six months ended November 30, 2003 and the year ended May 31, 2003, the capital share transactions of each class were as follows:

                                                            SIX MONTHS ENDED NOVEMBER 30, 2003
                                 ----------------------------------------------------------------------------------------
                                               TREASURER'S
                                   CLASS R        TRUST       CLASS 45**       CLASS 25      CLASS 15        CLASS 8
                                 ------------  ------------  -------------  --------------  -----------  ----------------
      Sold.....................   468,249,207   104,502,458       10,000       8,041,713           --       231,752,319
      Reinvested...............        87,507        49,101           15          62,799          391           148,675
      Redeemed.................  (490,678,400) (112,281,226)          --      (7,338,169)          --      (231,901,793)
                                 ------------  ------------   ----------     -----------      -------      ------------
      Net Increase
        (Decrease).............   (22,341,686)   (7,729,667)      10,015         766,343          391              (799)
                                 ============  ============   ==========     ===========      =======      ============

                                                       YEAR ENDED MAY 31, 2003
                                 --------------------------------------------------------------------
                                                 TREASURER'S
                                    CLASS R         TRUST       CLASS 25     CLASS 15*     CLASS 8*
                                 --------------  ------------  -----------  ------------  -----------
      Sold.....................   1,038,610,699   163,168,631   24,737,647      100,000      100,000
      Reinvested...............       1,016,021       165,915      170,048          391          417
      Redeemed.................  (1,054,942,905) (154,604,431) (23,464,462)          --           --
                                 --------------  ------------  -----------   ----------    ---------
      Net Increase
        (Decrease).............     (15,316,185)    8,730,115    1,443,233      100,391      100,417
                                 ==============  ============  ===========   ==========    =========

---------------

  *  From January 13, 2003 (Commencement of Class) to May 31, 2003.
 **  From August 7, 2003 (Commencement of Class) to November 30, 2003.

(7)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of benefical interest outstanding for each of the periods indicated.

                                                                     CLASS R
                                 --------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                             YEARS ENDED MAY 31,
                                  NOVEMBER 30,    ---------------------------------------------------------------
                                      2003           2003         2002         2001         2000         1999
                                 ---------------  -----------  -----------  -----------  -----------  -----------
      Net asset value at
        beginning of period....     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                    --------       --------     --------     --------     --------     --------
      Net investment income....       0.0003         0.0034       0.0108       0.0289       0.0267       0.0242
      Dividends from net
        investment income......      (0.0003)       (0.0034)     (0.0108)     (0.0289)     (0.0267)     (0.0242)
                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of
        period.................     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                    ========       ========     ========     ========     ========     ========
      Total Return.............         0.03%          0.34%        1.09%        2.95%        2.67%        2.42%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............     $  258.1       $  280.4     $  295.7     $  296.2     $  271.9     $  292.6
      Ratio of expenses to
        average net assets.....         1.00%(a)       1.00%(d)      1.01%       1.01%        1.00%        1.00%
      Ratio of net investment
        income to average net
        assets.................        (0.07)%(a)      0.32%(d)      1.08%       2.89%        2.60%        2.38%

--------------------------------------------------------------------------------

                                                  TREASURER'S TRUST                      CLASS 45               CLASS 25
                                 ---------------------------------------------------  ---------------  ---------------------------
                                   SIX MONTHS        YEAR        YEAR       PERIOD        PERIOD         SIX MONTHS        YEAR
                                      ENDED         ENDED       ENDED       ENDED          ENDED            ENDED         ENDED
                                  NOVEMBER 30,     MAY 31,     MAY 31,     MAY 31,     NOVEMBER 30,     NOVEMBER 30,     MAY 31,
                                      2003           2003        2002      2001(B)        2003(E)           2003           2003
                                 ---------------  ----------  ----------  ----------  ---------------  ---------------  ----------
      Net asset value at
        beginning of period....     $ 1.0000       $ 1.0000    $ 1.0000    $ 1.0000      $ 1.0000         $ 1.0000       $ 1.0000
                                    --------       --------    --------    --------      --------         --------       --------
      Net investment income....       0.0017         0.0074      0.0149      0.0002        0.0015           0.0034         0.0109
      Dividends from net
        investment income......      (0.0017)       (0.0074)    (0.0149)    (0.0002)      (0.0015)         (0.0034)       (0.0109)
                                    --------       --------    --------    --------      --------         --------       --------
      Net asset value at end of
        period.................     $ 1.0000       $ 1.0000    $ 1.0000    $ 1.0000      $ 1.0000         $ 1.0000       $ 1.0000
                                    ========       ========    ========    ========      ========         ========       ========
      Total Return.............         0.17%          0.74%       1.50%       0.02%         0.15%            0.34%          1.09%
      RATIOS/SUPPLEMENTAL DATA
      ---------------------
      Net assets end of period
        (millions).............     $   21.5       $   29.2    $   20.5    $   85.4      $     --         $   18.6       $   17.8
      Ratio of expenses to
        average net assets.....         0.60%(a)       0.60%       0.61%       0.60%(a)        0.45%(a)        0.25%(a)      0.25%
      Ratio of net investment
        income to average net
        asset..................         0.31%(a)       0.71%       1.59%       2.56%(a)        0.48%(a)        0.67%(a)      1.07%

                                        CLASS 25
                                 ----------------------
                                    YEAR       PERIOD
                                   ENDED       ENDED
                                  MAY 31,     MAY 31,
                                    2002      2001(B)
                                 ----------  ----------
      Net asset value at
        beginning of period....   $ 1.0000    $ 1.0000
                                  --------    --------
      Net investment income....     0.0184      0.0002
      Dividends from net
        investment income......    (0.0184)    (0.0002)
                                  --------    --------
      Net asset value at end of
        period.................   $ 1.0000    $ 1.0000
                                  ========    ========
      Total Return.............       1.86%       0.02%
      RATIOS/SUPPLEMENTAL DATA
      ---------------------
      Net assets end of period
        (millions).............   $   16.3    $   45.7
      Ratio of expenses to
        average net assets.....       0.26%       0.25%(a)
      Ratio of net investment
        income to average net
        asset..................       1.96%       2.91%(a)

                                               CLASS 15                      CLASS 8
                                      ---------------------------  ---------------------------
                                        SIX MONTHS       PERIOD      SIX MONTHS       PERIOD
                                           ENDED         ENDED          ENDED         ENDED
                                       NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                                           2003         2003(C)         2003         2003(C)
                                      ---------------  ----------  ---------------  ----------
      Net asset value at beginning
        of period...................     $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000
                                         --------       --------      --------       --------
      Net investment income.........       0.0039         0.0039        0.0043         0.0042
      Dividends from net investment
        income......................      (0.0039)       (0.0039)      (0.0043)       (0.0042)
                                         --------       --------      --------       --------
      Net asset value at end of
        period......................     $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000
                                         ========       ========      ========       ========
      Total Return..................         0.39%          0.39%         0.43%          0.42%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................     $    0.1       $    0.1      $    0.1       $    0.1
      Ratio of expenses to average
        net assets..................         0.15%(a)       0.15%(a)        0.08%(a)      0.08%(a)
      Ratio of net investment income
        to average net asset........         0.78%(a)       1.03%(a)        0.86%(a)      1.10%(a)

---------------

(a)  Annualized.
(b)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(c)  From January 13, 2003 (Commencement of Class) to May 31, 2003.
(d) Due to the voluntary fee waiver of certain expenses by RMCI, the net expense and net investment income ratios of the Interstate Tax-Exempt Fund Class R amounted to 0.99% and 0.33%, respectively, for the year ended
     May 31, 2003 and 0.86% and 0.06% on an annualized basis for the six months ended November 30, 2003, respectively.
(e)  From August 7, 2003 (Commencement of Class) to November 30, 2003.

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS
The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye a director of the Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund, Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 73                     RNYTET, RMMMT and                              Resources, Inc. (meeting management
2584 Morningstar Rd.        RPES.                                          firm) (1987 - 2001).
Manasquan, NJ 08736
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
10 Maple St.                RPES.                                          Executive Vice President of
Port Washington, NY 11050                                                  Apartment Investment and Management
                                                                           Company ("AIMCO") (real estate
                                                                           investment trust) (1998 to
                                                                           present); Partner, Skadden, Arps,
                                                                           Slate, Meagher & Flom LLP (Law
                                                                           firm) (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 58                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 63                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of                                     RESRV (2000 - present). Trustee of
                            RMMMT.                                         RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/ Treasurer,     respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not Applicable

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

      (a)  Code of Ethics -- Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Municipal Money Market Trust


      /s/ Bruce Bent
     -------------------------
     Bruce Bent
     Chief Executive Officer


Date:  2/10/04


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Bruce Bent
     -------------------------
     Bruce Bent
     Chief Executive Officer


Date:  2/10/04


      /s/ Arthur Bent
     -------------------------
     Arthur Bent
     Treasurer and Principal Financial Officer


Date:  2/10/04


Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.